Vanguard® Ultra Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (4.6%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,310
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,415	1,509
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,370	1,488
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	2,250	2,390
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	5,000	5,311
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	165	165
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	220
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	102
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	275
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	634
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	245	249
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	2,010	2,028
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,076
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,247
[1]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	168
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	593
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,894
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,895	2,894
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	210

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/24	205	207
Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	4,001
Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	274
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/24	250	253
Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	249
Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	178
Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,117
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	230
Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	283
Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,864
Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,274
Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,865
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	429
Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,922
Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	156
Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,358
Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,255
Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,127
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	579
Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,228
Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	535
Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	1,540	1,619
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	579
Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,345
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	1,810	1,809
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,978
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,960
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,074
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,188
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	5,000	5,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	45,150	44,943
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	695
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	755
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	805
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	9,670	9,611
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/23	875	874
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	874
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,494
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/26	3,095	3,066
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.330%	10/1/52	37,500	36,460
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	33,379
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	33,165	33,038
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	41,255	40,723
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	9,150	9,606
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	1,450	1,552
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	49,550	48,929
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	20,240	19,755
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	117,125	115,942
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	47,065	48,838
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	4.387%	12/1/48	14,875	14,867
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.620%	4.600%	12/1/48	17,510	17,491
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	450	450
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	725	735
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	220
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	675	677
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	695	706
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	695
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,406
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,430	1,520
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	3,087
	Homewood AL GO, Prere.	5.000%	9/1/26	500	530
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,330
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	539
[2]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,638
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	4.700%	8/1/23	15,810	15,810
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,257
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	2,000	2,136
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	650
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,021
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	23,720	23,535
	Mobile Alabama Industrial Development Board Industrial Revenue GO PUT	3.780%	6/16/26	3,150	3,149
	Montgomery AL GO	3.000%	12/1/23	250	250
	Montgomery AL GO	3.000%	12/1/24	205	204
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	100
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	831
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	807
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	47,045	46,980
[3]	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1), SIFMA Municipal Swap Index Yield + 0.650%	4.630%	4/1/49	1,000	999
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	125	125
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	58,390	58,252
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	225
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	895
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	559
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	846
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	874
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	750
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,077
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	4,105	4,042
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	1,185	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	19,010	19,857
[2]	Troy University College & University Revenue	5.000%	11/1/24	865	882
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	130	130
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	6,360	6,360
					799,176
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	248
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	205	210
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	226
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	275	285
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	361
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	465	491
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	449
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	423
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	742
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	859
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,193
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	640	652
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,135
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,910
[4]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.730%	8/1/23	3,375	3,375
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	596
	Anchorage AK GO	4.000%	9/1/23	445	445
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,015
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,065
					15,680
Arizona (1.3%)
	Arizona Board of Regents (University of Arizona Projects) COP	5.000%	6/1/25	1,245	1,285
	Arizona Board of Regents (University of Arizona Projects) COP	5.000%	6/1/26	910	956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Board of Regents College & University (University Arizona Project) COP	5.000%	6/1/24	1,010	1,025
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	904
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	1,904
	Arizona COP	5.000%	9/1/24	15	15
	Arizona COP	5.000%	10/1/25	1,870	1,872
	Arizona COP, ETM	5.000%	10/1/23	225	226
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	155	156
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	133
[4,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	3,890	3,890
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.230%	1/1/46	4,750	4,658
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	591
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,152
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	214
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,243
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	229
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	150
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	755
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	680
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	749
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	1,958
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,580
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,380
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,695
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,550	1,613
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.770%	8/1/23	12,900	12,900
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	774
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	580
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	580
	Arizona Lease (Appropriation) COP, ETM	5.000%	9/1/24	35	36
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	36
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	200
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,712
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	6,000	6,397
[4,5]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	4.770%	8/1/23	11,000	11,000
[4,5]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	4.770%	8/1/23	8,000	8,000
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,144
	Arizona State University College & University Revenue	5.000%	8/1/25	820	850
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	25
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	152
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,790	2,839
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	100
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,535
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	130
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	163
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	114
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	2.400%	8/14/23	5,125	5,122
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	430	431
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	117
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	129
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	105
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,693
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	594
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	538
	Maricopa County Community College District GO	5.000%	7/1/24	75	76
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	601
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,725	2,742
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	72
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,889
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,505
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,586
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	3,180	3,237
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,120	3,252
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	6,325	6,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.550%	1/1/35	6,170	6,153
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.780%	9/1/48	4,500	4,492
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,155	1,908
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,155	1,023
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	203
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,069
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,325	1,368
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,685
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/25	960	994
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,274
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	3,860
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,159
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	591
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,143
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,407
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	112
	Mesa AZ GO	5.000%	7/1/24	535	543
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,028
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	380
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,262
	Phoenix AZ GO	4.000%	7/1/24	120	121
	Phoenix AZ GO	5.000%	7/1/24	90	91
	Phoenix AZ GO	5.000%	7/1/25	3,250	3,368
	Phoenix AZ GO	5.000%	7/1/26	3,250	3,435
	Phoenix AZ GO, ETM	4.000%	7/1/24	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/24	20	20
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/24	65	66
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	115	117
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	3,250	3,365
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,040	1,096
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/24	105	107
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/24	280	285
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/26	4,500	4,749
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,478
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	309
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	317
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,910	2,913
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	530
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	5,796
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	106
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	214
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	268
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	675
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	4/1/29	7,500	7,500
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,177
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,137
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,172
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,265
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,078
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	624
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,111
					224,447
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	507
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,080
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	755
	Arkansas GO	5.000%	10/1/23	65	65
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	930
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	292
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	570
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	515
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,629
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	125	126
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	100	102
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	234
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,534
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,810	1,880
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	1,880	1,986
					15,623
California (8.9%)
[1,4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	4.070%	8/3/23	6,470	6,470
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/23	135	136
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	745	776
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	2,460	2,563
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	275	278
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	7,950	7,844
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	4,090	3,983
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	2,530	2,497
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,320	3,251
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	1,000	920
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	630	638
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.260%	4/1/56	8,900	8,873
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.280%	4/1/56	5,000	4,858
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.390%	4/1/56	9,000	8,711
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	4/1/56	4,975	4,898
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.080%	4/1/45	15,485	15,495
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.080%	4/1/45	19,750	19,762
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.230%	4/1/36	10,045	10,080
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/24	500	500
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	601
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	847
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	903
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,505	1,512
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,255
[4,5]	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) TOB VRDO	4.600%	8/1/23	300	300
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	3,220	3,211
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	63,295
[4,5]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.650%	8/1/23	7,900	7,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	22,305	22,245
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	760
[4]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.810%	8/1/23	7,430	7,430
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	651
	California GO	5.000%	8/1/23	9,630	9,630
	California GO	5.000%	8/1/23	330	330
	California GO	5.000%	8/1/23	75	75
	California GO	5.000%	9/1/23	2,770	2,774
	California GO	5.000%	9/1/23	115	115
	California GO	5.000%	9/1/23	125	125
	California GO	5.000%	9/1/23	135	135
	California GO	5.000%	9/1/23	45	45
	California GO	4.000%	10/1/23	45	45
	California GO	5.000%	10/1/23	115	115
	California GO	5.000%	10/1/23	230	231
	California GO	5.000%	10/1/23	90	90
	California GO	4.000%	11/1/23	100	100
	California GO	5.000%	11/1/23	50	50
	California GO	5.000%	11/1/23	550	552
	California GO	5.000%	11/1/23	60	60
	California GO	5.000%	11/1/23	115	116
	California GO	5.000%	12/1/23	420	423
	California GO	5.000%	2/1/24	5	5
	California GO	5.000%	8/1/24	2,895	2,951
	California GO	5.000%	8/1/24	35	36
	California GO	5.000%	8/1/24	35	36
	California GO	5.000%	8/1/24	225	229
	California GO	5.000%	8/1/24	125	127
	California GO	5.000%	8/1/24	1,035	1,055
	California GO	5.000%	9/1/24	105	107
	California GO	5.000%	9/1/24	375	383
	California GO	5.000%	9/1/24	5	5
	California GO	4.000%	10/1/24	65	66
	California GO	5.000%	10/1/24	6,000	6,136
	California GO	5.000%	10/1/24	5,320	5,441
	California GO	5.000%	10/1/24	445	455
	California GO	5.000%	10/1/24	1,250	1,278
	California GO	4.000%	11/1/24	16,780	16,975
	California GO	5.000%	11/1/24	525	527
	California GO	5.000%	11/1/24	5,380	5,508
	California GO	4.000%	12/1/24	2,900	2,936
	California GO	5.000%	12/1/24	2,690	2,707
	California GO	5.000%	12/1/24	500	503
	California GO	5.000%	12/1/24	8,000	8,204
	California GO	5.000%	4/1/25	710	732
	California GO	5.000%	4/1/25	13,565	13,994
	California GO	5.000%	5/1/25	105	107
	California GO	5.000%	9/1/25	11,000	11,447
	California GO	5.000%	10/1/25	5,800	5,915
	California GO	5.000%	11/1/25	2,875	3,003
	California GO	5.000%	11/1/25	34,360	35,886
	California GO	5.000%	12/1/25	14,000	14,649
	California GO	5.000%	12/1/25	2,830	2,844
	California GO	5.000%	3/1/26	2,700	2,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/26	6,510	6,856
	California GO	5.000%	8/1/26	4,785	5,077
	California GO	5.000%	8/1/26	1,990	2,050
	California GO	4.000%	9/1/26	13,830	14,300
	California GO	5.000%	9/1/26	2,700	2,813
	California GO	5.000%	10/1/26	670	707
	California GO	5.000%	11/1/26	36,135	38,555
	California GO	4.000%	8/1/27	1,820	1,876
	California GO	5.000%	10/1/27	2,470	2,612
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	161
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	280	280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	66
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	650	651
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	10,585	10,530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,455	4,461
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	20,240	20,184
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,088
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,095	3,283
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	4,330	4,508
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.030%	8/3/23	8,490	8,490
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	1,700	1,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	895	896
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	19,600	19,597
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,515	1,497
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,455	2,435
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	800	802
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.880%	8/1/72	21,535	20,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	574
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	200	200
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	11,500	11,379
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	13,000	12,863
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	6,130	6,065
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	12/1/50	5,875	5,716
[1]	California Municipal Finance Authority COP	5.000%	11/1/27	275	289
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc. Obligated Group)	2.125%	11/15/26	270	255
[1,4]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.130%	8/3/23	2,340	2,340
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	13,770
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	127
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	5,000	5,094
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	16,202
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,525	1,579
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	8,837
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	630	643
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,162
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,626
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	4,757
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,510
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,011
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/24	1,200	1,217
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	1,085	1,090
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,764
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,151
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	836
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	769
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	997
	California State University College & University Revenue	5.000%	11/1/24	175	179
	California State University College & University Revenue PUT	4.000%	11/1/23	1,025	1,025
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,442
[7]	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	2,988
	California State University College & University Revenue, Prere.	5.000%	11/1/23	75	75
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,437
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,124
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	7/1/40	1,850	1,850
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.640%	7/1/40	32,400	32,400
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,200	1,200
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	1,940
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	115	115
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	427
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	8,900	9,049
	Coast Community College District GO	5.000%	8/1/23	6,245	6,245
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	40
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	586
	Downey Unified School District GO	4.000%	8/1/23	1,130	1,130
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	145	147
	East Side Union High School District GO	3.000%	8/1/23	100	100
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,300
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,827
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	356
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	4.080%	7/1/46	7,115	7,090
	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,000
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	881
	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	516
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	76
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	315	302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	2.000%	8/1/24	760	748
	Fresno Unified School District GO	2.000%	8/1/25	700	677
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	110	110
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	3,440	3,496
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	3,545	3,677
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	765	794
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	54,475	56,524
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	320	320
	Intergovernmental Agreement Revenue	5.000%	10/1/26	12,295	13,098
	Kern Community College District BAN GO, ETM	0.000%	8/1/23	1,525	1,525
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	235	238
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	280	284
	Los Angeles CA Community College District GO	5.000%	8/1/23	250	250
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	50
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,110	3,170
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	45
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,560	9,741
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	41
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,161
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	87
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	9,425
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,161
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,300	13,551
[4,5]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.880%	8/1/23	5,000	5,000
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	894
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	397
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	66
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	14,657
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	20,000	20,318
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	715	716
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	11,270	11,686
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,835	3,002
[4,5]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.430%	8/3/23	5,860	5,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	178
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	86
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	51
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,215
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	254
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	15	15
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	647
	Los Angeles Department of Airports Port, Airport & Marina Revenue, ETM	5.000%	5/15/24	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	5,800	6,023
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,150	2,286
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,500	1,595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,089
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	50
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,474
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	4,035	4,190
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	26
	Los Rios Community College District GO	3.000%	8/1/24	5,000	4,976
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,496
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	183
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	19,675	19,660
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	7,500	7,503
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/47	2,750	2,748
	Mount San Antonio Community College District GO, Prere.	5.000%	8/1/23	170	170
	Norris School District GO, Prere.	0.000%	5/1/24	500	249
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	616
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	37,825	37,913
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.430%	8/1/23	22,100	22,100
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,000	2,079
[1,4]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	4.030%	8/3/23	4,000	4,000
	Orange County CA Airport Port, Airport & Marina Revenue, ETM	5.000%	7/1/24	235	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Transportation Authority Miscellaneous Revenue (I-405 Improvement Project) BAN, ETM	4.000%	10/15/24	1,500	1,517
[8]	Orange County Transportation Authority Miscellaneous Revenue (I-405 Improvement Project) BAN, ETM	5.000%	10/15/24	50,000	51,147
	Orange County Water District COP	2.000%	8/15/23	80	80
	Orange County Water District COP	4.000%	2/15/25	7,240	7,348
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,500	1,503
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,030
	Peralta Community College District GO	5.000%	8/1/25	500	519
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,500	1,543
[4,5]	River Islands Public Financing Authority Community Facilities Special Tax Revenue TOB VRDO	4.700%	8/1/23	10,600	10,600
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	100
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	950	993
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	850	888
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	50
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	503
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,126
[4,5,9]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	4.040%	8/3/23	24,535	24,535
	Sacramento County CA COP	5.000%	10/1/23	900	902
[1]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,448
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,009
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,528
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,958
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	46
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	835	857
[1]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	225	225
	San Diego CA Unified School District GO	5.000%	7/1/24	55	56
	San Diego Community College District GO, Prere.	5.000%	8/1/23	75	75
	San Diego Community College District GO, Prere.	5.000%	8/1/23	125	125
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,016
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,082
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	876
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,109
[4]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	4.550%	8/3/23	7,140	7,140
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,547
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	300	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	1,350	1,376
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	175	175
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	146
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,557
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	3,575	3,892
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,543
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,515
	San Francisco CA City & County GO	5.000%	6/15/25	240	240
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,694
	San Francisco CA City & County GO	5.000%	6/15/26	1,500	1,501
	San Francisco CA City & County GO	4.000%	6/15/28	455	455
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	56
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,080
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	4,527
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,075
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,665	3,755
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	50	51
	San Francisco City & County CA GO	5.000%	6/15/24	150	150
[4,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.480%	8/3/23	21,000	21,000
[4,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.480%	8/3/23	50,000	50,000
[4,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.480%	8/3/23	31,210	31,210
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	46,597
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	131
	San Francisco Unified School District GO	4.000%	6/15/24	75	76
	San Jose Unified School District GO, Prere.	3.800%	8/1/23	140	140
	San Juan Unified School District GO	3.000%	8/1/23	575	575
[2]	San Leandro Unified School District GO	4.000%	8/1/23	500	500
[2]	San Leandro Unified School District GO	4.000%	8/1/24	200	201
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	6,975
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	13,013
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/24	105	107
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/26	115	122
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/27	2,650	2,880
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue COP	5.000%	12/1/26	2,250	2,411
	Santa Monica Community College District GO	5.000%	8/1/25	2,585	2,588
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	8,900	8,888
	Solano County Community College District GO, Prere.	4.375%	8/1/23	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	18,954
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,615	18,763
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,018
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	831
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	823
[2,4]	Sweetwater Union High School District GO TOB VRDO	4.600%	8/1/23	100	100
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,277
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,289
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	671
[1]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	721
[1]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	772
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	20
	United Water Conservation District COP	5.000%	10/1/23	805	807
	United Water Conservation District COP	5.000%	10/1/24	845	862
	University of California College & University Revenue	4.000%	5/15/24	225	227
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,595
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,554
	University of California College & University Revenue	5.000%	5/15/25	235	239
	University of California College & University Revenue	5.000%	5/15/25	10,890	11,304
	University of California College & University Revenue	5.000%	5/15/26	1,750	1,856
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,059
	University of California College & University Revenue	5.000%	5/15/26	11,420	12,110
	University of California College & University Revenue (Limited Project)	5.000%	5/15/24	710	721
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	405	405
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	390	391
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	233
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	569
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	649
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	432
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	605
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	235
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/25	550	569
					1,533,393
Colorado (1.1%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	266
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,301
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,000	1,060
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,000	2,120
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	101
	Colorado COP	5.000%	12/15/23	2,835	2,850
	Colorado COP	5.000%	12/15/23	105	106
	Colorado COP	5.000%	12/15/25	4,045	4,218
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	688
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	733
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	779
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	45
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	85
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,429
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	180	181
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	328
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,515
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	450	456
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,032
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	319
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	315	322
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	550	561
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	195
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	466
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	655	691
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	2,575	2,587
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	500	509
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	4,750	4,924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	24,890	26,089
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	4,790	5,018
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	13,495	14,723
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	4,800	5,224
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/36	930	934
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.530%	5/15/61	10,220	10,127
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.850%	12/1/25	5,000	5,000
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	56
	Denver Board of Water Commissioners City & County Water Revenue	5.000%	12/15/25	1,000	1,043
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	7,065	7,357
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	2,585	2,748
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	568
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	265	266
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,316
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,103
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,571
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	210	210
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	50
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	225
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	225
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,741
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	229
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	186
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.901%	9/1/39	5,580	5,563
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	438
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	797
	Regional Transportation District COP	5.000%	6/1/24	1,050	1,051
	Regional Transportation District COP	5.000%	6/1/25	50	50
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	352
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	404
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	4.060%	8/3/23	7,500	7,500
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,750	16,340
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	7,995	7,686
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,610	1,526
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	11,935	12,050
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	116
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	204
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	260
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	488
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	717
					189,157
Connecticut (2.1%)
	Bridgeport CT GO	5.000%	2/15/24	450	454
	Bridgeport CT GO	5.000%	2/15/25	1,000	1,026
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	20
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	51
	Connecticut GO	5.000%	9/1/23	65	65
	Connecticut GO	5.000%	9/15/23	1,600	1,603
	Connecticut GO	5.000%	10/15/23	3,665	3,677
	Connecticut GO	5.000%	11/15/23	1,140	1,145
	Connecticut GO	3.000%	1/15/24	3,000	2,994
	Connecticut GO	4.000%	1/15/24	2,250	2,257
	Connecticut GO	5.000%	4/15/24	575	582
	Connecticut GO	5.000%	4/15/24	270	273
	Connecticut GO	5.000%	5/15/24	325	329
	Connecticut GO	3.000%	6/1/24	550	548
	Connecticut GO	4.000%	6/1/24	275	277
	Connecticut GO	4.000%	6/15/24	1,000	1,006
	Connecticut GO	5.000%	7/15/24	3,000	3,049
	Connecticut GO	5.000%	8/15/24	835	835
	Connecticut GO	5.000%	9/15/24	185	189
	Connecticut GO	5.000%	9/15/24	25	26
	Connecticut GO	5.000%	9/15/24	2,065	2,105
	Connecticut GO	3.000%	1/15/25	7,075	7,051
	Connecticut GO	4.000%	1/15/25	2,090	2,114
	Connecticut GO	5.000%	3/1/25	1,460	1,474
	Connecticut GO	5.000%	4/15/25	1,505	1,551
	Connecticut GO	4.000%	5/15/25	3,800	3,856
	Connecticut GO	4.000%	6/1/25	1,400	1,421
	Connecticut GO	4.000%	6/15/25	525	533
	Connecticut GO	5.000%	7/15/25	4,000	4,142
	Connecticut GO	5.000%	8/1/25	3,665	3,797
	Connecticut GO	5.000%	8/15/25	5,645	5,648
	Connecticut GO	5.000%	9/15/25	595	618
	Connecticut GO	4.000%	1/15/26	2,000	2,041
	Connecticut GO	5.000%	8/1/26	1,000	1,057
	Connecticut GO	5.000%	8/15/26	9,290	9,295
	Connecticut GO	5.000%	9/15/26	595	631
	Connecticut GO	5.000%	3/1/27	2,000	2,021
	Connecticut GO	5.000%	8/1/27	520	562
	Connecticut GO, Prere.	5.000%	10/15/23	3,880	3,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	4.930%	3/1/24	135	135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	447
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	239
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	325
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	457
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	165
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	1,150	1,136
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,280	4,143
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.280%	11/15/50	20,525	20,486
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.610%	5/15/51	27,270	27,261
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	735	735
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,499
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,732
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	623
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	102
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	215	216
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,087
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/24	2,475	2,529
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,763
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	516
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	4,925	5,096
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,026
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,785
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,825
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,750	2,901
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,580	2,726

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	375
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	390
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	17,775	17,428
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	28,155	27,606
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	25,158
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	19,103
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,123
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,700	12,194
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	25,270	24,750
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	5,905	5,782
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,475	2,345
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	450	449
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,715	2,733
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	676
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	745
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	354
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,219
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	16,515	16,207
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	9,450	9,592
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	129
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	255	256
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	250	251
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	160	164
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	250	256
	Danbury CT BAN GO	5.000%	1/24/24	8,250	8,307
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/25	1,255	1,290
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/26	1,275	1,338
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/27	1,880	2,016
[1]	Hartford CT GO	5.000%	7/1/26	1,100	1,139
	Meriden CT GO	5.000%	3/15/24	875	885
	Meriden CT GO	5.000%	3/15/25	1,305	1,346
	Meriden CT GO	5.000%	3/15/26	1,075	1,128
[1]	New Haven CT GO	5.000%	8/15/24	395	400
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	116
	University of Connecticut College & University Revenue	5.000%	8/15/24	400	401
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	204
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	534
					367,881
Delaware (0.2%)
[4]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.600%	8/1/23	8,900	8,900
	Delaware GO	5.000%	8/1/24	2,770	2,770
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/24	215	218
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/26	265	279
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	7,070	6,463
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,226
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,027
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,227
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Transportation Authority Fuel Sales Tax Revenue (Utah School Board Guaranty Program)	5.000%	7/1/26	5,825	6,163
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,105
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,196
					35,209
District of Columbia (1.1%)
	District of Columbia GO	5.000%	6/1/24	215	218
	District of Columbia GO	5.000%	6/1/27	3,135	3,242
	District of Columbia GO	5.000%	6/1/27	3,415	3,604
	District of Columbia GO	5.000%	6/1/27	3,170	3,376
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (218 Vine Street Apartments Project) PUT	4.000%	12/1/23	1,970	1,957
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	8,652	8,849
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,740	1,745
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.150%	11/1/23	6,250	6,247
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,847
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	7/1/25	8,507	8,660
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,463
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,848
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	128
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,259
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	150
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	10,445	10,155
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,425	5,314
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	235	236
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	521
[4,5]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	4.070%	8/3/23	32,950	32,950
[2,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	4.100%	8/3/23	17,521	17,521
[11]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	17,055	18,889
[1,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	4.100%	8/3/23	26,160	26,160
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	822
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,421
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	20
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/24	2,000	2,032
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/24	2,000	2,032
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/25	1,000	1,034
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/25	2,000	2,069
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/26	1,750	1,850
					197,689
Florida (2.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	175	175
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	709
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,066
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	345
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,232
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	231
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	3,605	3,605
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	5,645	5,645
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	3,750	3,750
[2,4]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	4.090%	8/3/23	1,860	1,860
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	576
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/24	600	612
	Broward County FL School District COP	5.000%	7/1/24	45	46
[12]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	991
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	405
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	457
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	289
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,400	4,637
[4]	Central Florida Expressway Authority Highway Revenue TOB VRDO	4.130%	8/3/23	7,045	7,045
	Central Florida Tourism Oversight District Multiple Utility Revenue	5.000%	10/1/23	1,000	1,003
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	1,125	1,146
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	406
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clearwater City FL Water & Sewer Water Revenue TOB VRDO	4.600%	8/1/23	17,490	17,490
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,016
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,092
[1]	Deltona FL Utility System Water Revenue, Prere.	5.125%	10/1/23	750	752
	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/24	4,000	4,060
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,650	1,701
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	2,150	2,259
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	3,180	3,408
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	2,035	2,220
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	807
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	1,015	1,029
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	1,070	1,102
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	173
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	46
	Florida Department of Management Services COP	5.000%	11/1/23	445	447
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	9,261
	Florida Department of Management Services COP	5.000%	11/1/25	10,000	10,398
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,294
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	279
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,103
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	1,195	1,236
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/26	5,185	5,482
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	223
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	555
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	219
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	215
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,439
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	673
	Florida GO	5.000%	6/1/24	455	461
	Florida GO	5.000%	6/1/24	1,400	1,420
	Florida GO	5.000%	6/1/24	310	314
	Florida GO	5.000%	6/1/24	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida GO	5.000%	6/1/24	1,000	1,014
	Florida GO	5.000%	7/1/24	10,160	10,322
	Florida GO	5.000%	6/1/25	2,665	2,755
	Florida GO	5.000%	7/1/26	3,000	3,178
[1]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	301
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,850	1,864
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	475	481
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,119
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,000	5,121
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,287
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	2,900	2,943
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	34,900	35,720
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	8,000	8,314
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	13,900	14,586
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	9,000	9,438
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,755	2,860
	Florida Lottery Revenue	5.000%	7/1/24	25	25
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,690
	Florida Lottery Revenue	5.000%	7/1/24	90	91
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	780	782
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/23	500	501
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/24	500	510
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	259
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	185
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	915	968
	Fort Lauderdale FL (Police and Public Safety Projects) GO	5.000%	7/1/24	1,605	1,631
[4]	Fort Myers FL Utility System Water Revenue TOB VRDO	4.080%	8/3/23	1,600	1,600
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	130
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	65
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	82
[4]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	4.050%	8/1/23	20,000	20,000
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	153
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	605	642
	Hernando County FL Water Revenue	4.000%	6/1/24	625	628
	Hernando County FL Water Revenue	4.000%	6/1/25	575	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hernando County School District COP	5.000%	7/1/25	1,300	1,342
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/24	150	148
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,025	1,044
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	1,895	2,009
[4]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.040%	8/3/23	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	641
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,401
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,430	2,499
	Jacksonville FL General Fund Revenue	5.000%	10/1/23	1,200	1,203
	Jacksonville FL General Fund Revenue	5.000%	10/1/25	2,500	2,595
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,120	1,187
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	70
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,620	1,679
[4]	JEA Electric System Electric Power & Light Revenue TOB VRDO	4.030%	8/3/23	8,565	8,565
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	1,960
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,118
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	301
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	290
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	277
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	306
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	660
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	376
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	182
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,270	2,165
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	908
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	20
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	1,000	1,027
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/23	1,250	1,253
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,165
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/25	1,735	1,796
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	121
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	937
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	901
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,012
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	300
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,717
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,475	1,478
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,397
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,248
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	185
[4]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	4.040%	8/3/23	6,695	6,695
[1]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	10/1/23	50	50
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	562
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	590	592
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,528
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,112
	Miami-Dade County School Board COP	5.000%	11/1/23	45	45
	Miami-Dade County School Board COP	5.000%	2/1/24	830	836
	Miami-Dade County School Board COP	5.000%	2/1/25	100	102
	Miami-Dade County School Board COP	5.000%	5/1/25	50	51
[1,4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB VRDO	4.130%	8/3/23	1,585	1,585
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,575	1,580
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/23	870	870
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/24	1,290	1,291
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,345
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,446
	Okaloosa County School Board COP	5.000%	10/1/23	2,500	2,506
	Okaloosa County School Board COP	5.000%	10/1/24	1,655	1,687
	Okaloosa County School Board COP	5.000%	10/1/25	425	441
	Okaloosa County School Board COP	5.000%	10/1/26	555	588
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	65
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	500
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,008
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	76
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	425	456
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	600	655
[4]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/7/23	5,750	5,750
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,970	2,040
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	61
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	1,735	1,492
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	200	201
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	51
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	380	381
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	172
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	426
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	229
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	239
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	244
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	670
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	146
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	150	157
[4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/7/23	5,435	5,435
[4,5]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	4.330%	8/3/23	19,800	19,800
	Palm Beach County School District COP	5.000%	8/1/23	45	45
	Palm Beach County School District COP	5.000%	8/1/24	200	203
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,370
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	652
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	796
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	778
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	865	914
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	973
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,038
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	279
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	335	336
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	13,445	13,445
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	11,000	11,000
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	163
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/24	130	129
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	117
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/28	250	239
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/29	255	243
	South Florida Water Management District COP	5.000%	10/1/23	450	451
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	8/3/23	9,165	9,165
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	34,055	34,055
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	3,230	3,230
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	70
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	584
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,401
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,458
[4,5]	St. Johns County FL IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.330%	8/3/23	5,760	5,760
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	230	229
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	360	350
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	50	52
	Tallahassee FL Energy System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	1,845	1,849
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	325	329
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.180%	8/3/23	3,850	3,850
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.180%	8/3/23	6,135	6,135
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	330
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	502
	Volusia County School Board COP	5.000%	8/1/24	125	127
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	165	174
					488,662
Georgia (4.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/23	2,720	2,722
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,830	2,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	3,025
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,180
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,353
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,515
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,688
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	622
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	9/1/23	60	60
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	9/1/23	235	235
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	242
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,184
	Atlanta GA GO	5.000%	12/1/25	1,000	1,045
	Atlanta GA GO	5.000%	12/1/25	1,750	1,829
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	166
[4]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	4.010%	8/3/23	4,700	4,700
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	575	594
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	550	568
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT (Skyline Apartments Project)	2.000%	9/1/24	3,339	3,248
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,493
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	183
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.120%	8/3/23	71,900	71,900
	Cartersville GA GO	5.000%	10/1/24	2,000	2,041
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	433
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	223
[5]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue (Equip Pool Project) VRDO	4.020%	8/3/23	9,200	9,200
[5]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.020%	8/3/23	7,000	7,000
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	741
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	358
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,975	2,019
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	9,080	9,080
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	5,235	5,401
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	202
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	450	459
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	388
[4,5]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	4,380	4,380
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,170	2,151
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,232
	Development Authority of Burke County Electric Power & Light Revenue PUT	1.700%	8/22/24	6,000	5,807
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,215	2,202
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,405	2,390
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,200	2,187
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	994
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	994
	Douglas County School District GO	5.000%	4/1/24	500	506
	Douglas County School District GO	5.000%	4/1/25	600	618
	Douglas County School District GO	5.000%	4/1/26	570	599
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,885	5,915
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	547
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	319
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	1,875	1,875
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/7/23	2,500	2,500
[5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.040%	8/2/23	20,400	20,400
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,511
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	311
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	304
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	258
	Georgia GO	5.000%	8/1/23	3,515	3,515
	Georgia GO	5.000%	1/1/24	5,265	5,281
	Georgia GO	5.000%	1/1/24	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	2/1/24	90	91
	Georgia GO	5.000%	7/1/24	155	158
	Georgia GO	5.000%	12/1/24	50	51
	Georgia GO	4.000%	7/1/25	600	611
	Georgia GO	5.000%	7/1/25	15,115	15,663
	Georgia GO	4.000%	2/1/26	575	577
	Georgia GO	5.000%	12/1/27	3,470	3,711
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	834
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,163
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	794
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	612
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	635
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,495	3,514
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	251
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	371
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	433
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	206
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	157
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	214
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	212
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	25
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/24	1,015	1,020
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	495	505
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,495	1,545
[2,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	4.090%	8/3/23	13,675	13,675
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,192
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	2,840
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,657
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,098
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	850
	Henry County School District GO	5.000%	8/1/23	1,615	1,615
	Houston County School District GO	5.000%	9/1/25	775	805
	Houston Healthcare System Inc., Revenue RAN, Prere.	5.000%	4/1/24	5,665	5,705
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	500
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	445

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	1,000	999
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/24	290	292
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,105
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/24	750	753
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,175
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	300	303
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,288
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	414
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,106
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	406
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,008
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,556
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	383
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	607
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,490
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	544
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,116
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,981
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	619
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	717
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,187
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,038
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,278
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	888
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,111
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,650	1,731
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,500	1,545
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	49,415	49,435
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	31,950	31,984
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	62,995	63,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	47,315	47,064
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	9,105	9,068
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	884
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	8,640	8,927
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	10,395	10,213
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	7,925	8,331
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.750%	4.237%	4/1/48	39,210	39,222
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	4.317%	8/1/48	32,690	32,711
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.550%	8/1/48	18,740	18,725
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/24	805	816
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/26	475	497
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,041
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,267
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	404
[2,4]	Municipal Electric Nuclear Revenue TOB VRDO	4.720%	8/1/23	3,000	3,000
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,462
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	682
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,860	8,156
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	624
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	301
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	438
	Richmond County Board of Education GO	5.000%	10/1/25	500	520
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	881
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	5.000%	5/1/26	5,000	5,271
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	831
					681,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	386
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,106
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,548
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,645	1,647
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,333
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,342
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,973
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,816
					13,151
Hawaii (0.5%)
	Georgia GO	5.000%	10/1/29	1,250	1,323
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	7/1/39	6,670	6,670
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	7/1/39	1,725	1,725
	Hawaii GO	5.000%	8/1/23	105	105
	Hawaii GO	5.000%	10/1/23	50	50
	Hawaii GO	5.000%	10/1/23	150	150
	Hawaii GO	5.000%	10/1/23	2,675	2,682
	Hawaii GO	5.000%	10/1/23	655	657
	Hawaii GO	5.000%	10/1/23	70	70
	Hawaii GO	5.000%	10/1/23	65	65
	Hawaii GO	5.000%	1/1/24	100	101
	Hawaii GO	5.000%	5/1/24	75	76
	Hawaii GO	5.000%	10/1/24	1,335	1,362
	Hawaii GO	5.000%	10/1/24	40	41
	Hawaii GO	5.000%	10/1/27	1,000	1,060
	Hawaii GO, Prere.	5.000%	8/1/23	300	300
	Hawaii GO, Prere.	5.000%	8/1/23	1,315	1,315
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/23	220	220
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/23	450	450
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	4.000%	7/1/24	1,100	1,108
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	4.000%	7/1/25	505	513
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	5,976
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,483
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,229
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,484
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,045	8,053
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,300	4,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,632
	Honolulu HI City & County GO	5.000%	7/1/24	500	508
	Honolulu HI City & County GO	5.000%	10/1/24	60	61
	Honolulu HI City & County GO	5.000%	11/1/24	1,875	1,916
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,033
	Honolulu HI City & County GO	5.000%	7/1/26	500	529
	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,610
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,123
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	1,405	1,475
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,285	3,402
					81,861
Idaho (0.0%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	4.000%	9/1/24	250	251
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,038
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	2,250	2,300
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	650	672
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	162
					5,423
Illinois (7.0%)
[4]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.100%	8/3/23	33,335	33,335
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	187
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	597
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	227
[10]	Chicago Board of Education GO	0.000%	12/1/23	3,060	3,018
[10]	Chicago Board of Education GO	0.000%	12/1/23	800	789
	Chicago Board of Education GO	5.000%	12/1/23	8,625	8,650
[1]	Chicago Board of Education GO	5.000%	12/1/23	4,035	4,047
	Chicago Board of Education GO	5.000%	12/1/23	9,695	9,723
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,083
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,192
[10]	Chicago Board of Education GO	0.000%	12/1/24	940	889
	Chicago Board of Education GO	5.000%	12/1/24	2,500	2,526
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,668
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,162
[10]	Chicago Board of Education GO	0.000%	12/1/25	1,050	954
[10]	Chicago Board of Education GO	0.000%	12/1/25	670	608
	Chicago Board of Education GO	0.000%	12/1/25	3,675	3,330
[10,13]	Chicago Board of Education GO	0.000%	12/1/25	25	23
	Chicago Board of Education GO	5.000%	12/1/25	7,500	7,670
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,023
[9]	Chicago Board of Education GO	5.500%	12/1/25	3,225	3,302
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,175
[10]	Chicago Board of Education GO	0.000%	12/1/26	2,510	2,191
	Chicago Board of Education GO	5.000%	12/1/26	2,000	2,063
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,988
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,496
[11,13]	Chicago Board of Education GO	5.500%	12/1/26	9,450	9,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,284
[10]	Chicago Board of Education GO	0.000%	12/1/27	750	629
[1]	Chicago Board of Education GO	5.000%	12/1/27	1,600	1,676
	Chicago Board of Education GO	5.000%	12/1/27	3,850	4,000
[9]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,195
[4,5]	Chicago City IL GO TOB VRDO	4.020%	8/3/23	16,030	16,030
[4,5]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	4.060%	8/3/23	136,845	136,845
	Chicago IL GO	5.000%	1/1/24	6,930	6,961
	Chicago IL GO	5.000%	1/1/24	500	502
	Chicago IL GO	5.000%	1/1/24	560	562
	Chicago IL GO	5.000%	1/1/24	800	804
	Chicago IL GO	0.000%	1/1/25	1,165	1,099
	Chicago IL GO	5.000%	1/1/25	2,500	2,542
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	5,515	5,691
	Chicago IL GO	5.000%	1/1/26	2,615	2,698
	Chicago IL GO	5.000%	1/1/26	1,565	1,589
	Chicago IL GO	5.000%	1/1/27	640	656
	Chicago IL GO	5.000%	1/1/29	1,000	1,067
[4,5]	Chicago IL GO TOB VRDO	4.130%	8/3/23	7,000	7,000
	Chicago IL GO, ETM	5.000%	1/1/26	1,715	1,789
[10]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,836
	Chicago IL GO, ETM	5.250%	1/1/27	2,500	2,682
	Chicago IL GO, ETM	5.250%	1/1/28	5,100	5,599
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,204
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,023
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	869
[2,4]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	4.100%	8/3/23	6,200	6,200
[2,4,5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	4.100%	8/3/23	2,500	2,500
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.050%	8/3/23	45,790	45,790
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.060%	8/3/23	10,885	10,885
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.140%	8/3/23	4,435	4,435
[1,4]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	4.100%	8/3/23	4,880	4,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,017
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,337
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	509
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	4.800%	8/1/23	6,765	6,765
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	4.100%	8/3/23	8,685	8,685
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,108
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,173
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	382
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	175	179
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	393
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,235	4,412
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,405	2,557
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,595	1,605
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,010	1,052
	Chicago Park District GO	4.000%	1/1/24	670	671
	Chicago Park District GO	5.000%	1/1/24	100	101
	Chicago Park District GO	4.000%	1/1/25	390	392
	Chicago Park District GO	4.000%	1/1/25	2,315	2,329
[2]	Chicago Park District GO	5.000%	1/1/25	200	204
	Chicago Park District GO	4.000%	1/1/26	1,190	1,199
	Chicago Park District GO	4.000%	1/1/26	815	821
[2,4]	Chicago Park District GO TOB VRDO	4.060%	8/3/23	12,000	12,000
	Chicago Park District GO, Prere.	5.750%	1/1/24	660	667
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	838
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	3,490	3,570
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	471
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,599
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	1,000	1,087
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.140%	8/3/23	3,240	3,240
[4]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	4.030%	8/3/23	14,395	14,395
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,828
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,628
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,701
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,658
	Cook County IL GO	5.000%	11/15/23	900	904
	Cook County IL GO	5.000%	11/15/24	1,025	1,044
	Cook County IL GO	5.000%	11/15/24	5,000	5,092
	Cook County IL GO	4.000%	11/15/25	4,650	4,729
	Cook County IL GO	5.000%	11/15/25	805	834
	Cook County IL GO	5.000%	11/15/25	10,105	10,465
	Cook County IL GO	4.000%	11/15/26	1,950	2,000
	Cook County IL GO	5.000%	11/15/26	300	317
	Cook County IL GO	5.000%	11/15/27	325	349
[4]	Cook County IL Sales Tax Revenue TOB VRDO	4.080%	8/3/23	6,485	6,485
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	1,000
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	286
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	900	933
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	620	655
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	480	517
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	225	247
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	942
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	4,951
[5]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.350%	8/1/23	34,200	34,200
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	310	311
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	2,857
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	827
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,719
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,090
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,146
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	891
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	810	811
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	552
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,510
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	237
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	807
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,065
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,349
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	485
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,713
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	150	157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,250	2,303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,827
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	5,610	5,747
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	4,610	4,779
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,205	3,407
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.430%	8/1/23	25,900	25,900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	630
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	145	147
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.310%	4/1/51	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	5/1/42	1,405	1,371
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	96
[3]	Illinois Finance Authority Recreational Revenue, SOFR + 1.200%	4.910%	11/1/34	14,100	14,079
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	368
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	315
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	102
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,695	2,819
	Illinois Finance Authority Water Revenue	5.000%	7/1/26	2,630	2,782
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,328
	Illinois GO	5.000%	8/1/23	575	575
	Illinois GO	5.000%	10/1/23	100	100
	Illinois GO	5.000%	10/1/23	5,000	5,010
	Illinois GO	5.000%	11/1/23	40,365	40,491
	Illinois GO	5.000%	11/1/23	2,035	2,041
	Illinois GO	5.000%	12/1/23	100	100
	Illinois GO	4.000%	2/1/24	150	150
	Illinois GO	5.000%	2/1/24	850	856
	Illinois GO	4.000%	3/1/24	2,235	2,240
	Illinois GO	5.000%	4/1/24	375	378
	Illinois GO	4.000%	5/1/24	175	175
	Illinois GO	5.000%	5/1/24	1,095	1,106
	Illinois GO	5.500%	5/1/24	2,875	2,914
	Illinois GO	5.000%	6/1/24	2,500	2,528
	Illinois GO	5.000%	7/1/24	4,795	4,854
	Illinois GO	0.000%	8/1/24	200	192
	Illinois GO	5.000%	10/1/24	1,075	1,092
	Illinois GO	5.000%	11/1/24	18,400	18,716
	Illinois GO	5.000%	1/1/25	75	76
	Illinois GO	5.000%	2/1/25	5,085	5,191
	Illinois GO	5.000%	2/1/25	625	628
	Illinois GO	4.000%	3/1/25	750	755
	Illinois GO	5.000%	3/1/25	3,050	3,117
	Illinois GO	5.000%	3/1/25	11,935	12,197
	Illinois GO	5.000%	3/1/25	550	562
	Illinois GO	5.000%	5/1/25	2,500	2,561
	Illinois GO	5.500%	5/1/25	3,000	3,099
	Illinois GO	5.000%	7/1/25	8,470	8,700
	Illinois GO	4.000%	8/1/25	780	780
	Illinois GO	5.000%	10/1/25	4,005	4,129
	Illinois GO	5.000%	11/1/25	7,500	7,742
[2]	Illinois GO	5.000%	11/1/25	10,000	10,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	12/1/25	500	517
	Illinois GO	5.000%	12/1/25	655	677
	Illinois GO	5.000%	1/1/26	3,560	3,684
	Illinois GO	5.000%	2/1/26	1,300	1,347
	Illinois GO	5.000%	3/1/26	18,440	19,136
[1]	Illinois GO	5.000%	4/1/26	2,500	2,523
	Illinois GO	5.000%	5/1/26	8,500	8,573
	Illinois GO	5.000%	6/1/26	155	161
	Illinois GO	5.000%	7/1/26	8,500	8,877
	Illinois GO	5.000%	11/1/26	3,290	3,451
	Illinois GO	5.000%	11/1/26	750	787
	Illinois GO	5.000%	2/1/27	1,500	1,509
	Illinois GO	5.000%	2/1/27	1,525	1,604
	Illinois GO	5.000%	3/1/27	4,200	4,422
	Illinois GO	5.000%	7/1/27	13,220	14,009
	Illinois GO	5.000%	10/1/27	3,000	3,187
	Illinois GO	5.000%	10/1/27	1,000	1,062
	Illinois GO	5.000%	11/1/27	15,345	16,322
	Illinois GO	5.000%	5/1/28	1,000	1,010
	Illinois GO	5.000%	6/1/28	520	540
	Illinois GO	5.000%	7/1/28	5,095	5,481
	Illinois GO	5.000%	11/1/28	10,360	11,026
	Illinois GO	5.000%	11/1/28	2,895	3,130
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	852
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	258
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	261
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	415
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	454
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	293
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	296
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	315
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	317
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	276
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	12,780	12,745
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	1,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,995
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	1,860	1,860
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	252
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	691
[10]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	260
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,677
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,180
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,235	1,236
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,250	3,385
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	2,410	2,428
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,050	966
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,190	1,047
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	634
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	6,518
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,262
[4]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	4.040%	8/3/23	17,185	17,185
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/24	16,750	16,803
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	8,245	8,369
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	155
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	394
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	146
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	251
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	186
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,539
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,559
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,746
	Lake County IL GO	4.000%	11/30/23	6,670	6,684
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,772
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	97
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,237
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,547
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,964
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	2,370	2,127
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	500	517
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	1,800	1,843
[4,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.040%	8/3/23	6,750	6,750
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.140%	8/3/23	7,967	7,967
[2,4]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	4.100%	8/3/23	3,400	3,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	690	693
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,129
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,080
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	350	364
[2]	Peoria IL GO	4.000%	1/1/24	925	926
[2]	Peoria IL GO	4.000%	1/1/25	750	754
[2]	Peoria IL GO	4.000%	1/1/26	250	254
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,500	1,517
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,045	1,073
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,890	7,195
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	355	360
	Regional Transportation Authority Sales Tax Revenue PUT	3.900%	8/1/23	10,400	10,400
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/25	1,200	1,220
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,386
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/27	1,000	1,081
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/28	1,000	1,101
	Romeoville IL GO	5.000%	12/30/24	2,685	2,750
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,715
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,359
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	2,868
[4]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	4.080%	8/3/23	7,500	7,500
[7]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	9,750	9,781
[7]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	7,125	7,148
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	2,874
[7]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,075	1,095
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,631
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.080%	8/3/23	15,005	15,005
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.120%	8/3/23	11,595	11,595
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.120%	8/3/23	4,370	4,370
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.120%	8/3/23	3,990	3,990
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	787
[1,7]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,7]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,251
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	277
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	204
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,712
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	310
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	225
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	292
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	121
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/24	245	248
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/25	285	293
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	340	343
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	46
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	955
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,018
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	753
	Wheeling IL GO	4.000%	12/1/23	750	752
	Wheeling IL GO	4.000%	12/1/24	825	831
	Wheeling IL GO	4.000%	12/1/25	935	953
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	196
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	419
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	284
	Will County IL (Renewable Natural GAS Project) GO	3.000%	11/15/23	1,430	1,428
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/24	500	504
	Will County IL GO (Renewable Natural Gas Project 2010)	4.000%	11/15/25	335	340
	Will County IL GO, Prere.	5.000%	11/15/25	1,400	1,456
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,312
					1,199,948
Indiana (0.9%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	287
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	340	347
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	644
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	672
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	372
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	617
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	957
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	499
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	580
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	845	858
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	490	502
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	502
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	496
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	530	558
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,096
	Franklin Township Community School Corp. GO	5.000%	1/15/24	2,375	2,384
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	106
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,480
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	186
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	3,916
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	50
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	356
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	97
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	256
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	378
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	395
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,472
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	6,947
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,350	1,267
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,745	13,805
[4]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	8/3/23	6,603	6,603
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,375	1,363
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,030	1,057
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/26	1,765	1,845
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,252
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,387
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	9/1/23	6,000	6,000
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,000	1,060
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/23	4,800	4,812
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/23	750	752
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	5,000	5,098
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	500	510
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	1,075	1,117
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	750	779
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	1,225	1,273
[7]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,525	1,598
[7]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,402
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	10,084
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	6,956
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,403
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,611
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,442
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	95	97
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	6,615	6,743
[10]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,209
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	503
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	314
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	511
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	518
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	701
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	1,145	1,210
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,138
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	1,974
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,880
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/24	520	523
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	800	806
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/26	1,445	1,512
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	938
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	954
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	486
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	825
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	852
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	881
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	909
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	938
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	628
	Purdue University College & University Revenue	5.000%	7/1/24	715	727
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	335	340
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/24	300	299
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/25	300	298
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/26	300	298
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,395
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,183
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	561
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	527
					152,864
Iowa (0.1%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,648
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,772
	Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue	5.000%	6/1/26	900	950
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	324
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,700
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	944
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	110
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	200
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	212
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	253
					8,440
Kansas (0.7%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	193
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,653
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,186
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,350	2,394
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	150
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	104
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,199
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.400%	4.044%	9/1/23	10,835	10,834
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	225	228
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	250
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	252
	Manhattan KS GO	0.200%	6/15/24	25,540	24,466
	Manhattan KS GO	0.400%	6/15/25	12,275	11,326
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.375%	6/1/27	430	404
	Olathe KS GO	4.250%	10/1/24	1,360	1,376
	Olathe KS GO	5.000%	10/1/28	1,000	1,086
[4]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	385	393
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	75
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	220	222
[4]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	14,205	14,205
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	29,860	29,880
					111,876
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	302
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	314
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	345	345
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,277
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/25	4,830	4,914
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/24	2,590	2,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/25	870	871
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,255	1,292
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,183
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,123
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,554
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	106
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	465
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	5.000%	9/1/23	545	546
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	836
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,772
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	951
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.380%	2/1/46	1,000	1,001
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,446
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,387
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	560	569
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,241
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	590
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,660
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,304
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,436
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	600
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	280	280
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,824
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,497
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,082
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,898
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,785
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,076
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,888
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,120
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	1,997
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	30,245	30,225
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	41,595	41,584
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	35,935	35,766
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	783
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	22,915	22,863
[4]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	9,465	9,465
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,960	1,960
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	470
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	100
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	700
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	899
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,705
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	7,805
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,857
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/25	1,590	1,639
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,210	1,226
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	175	180
[7]	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,871
[7]	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	55,030	55,171
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	3,425	3,542
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,061
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,134
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	996
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,015
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	1,973
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,025
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,087
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,163
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	343
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	313
					290,429
Louisiana (1.1%)
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	146
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	513
[4]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	18,950	18,950
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	407
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	341
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/25	410	414
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	407
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	514
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	827
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	631
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	612
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.210%	5/1/43	7,170	7,035
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,274
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,702
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	153
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	459
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	779
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	325	331
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	677
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,630
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,470	1,542
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,580	1,687
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,410	1,507
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	14,250	13,570
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	50
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,968
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	10,455	10,344
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	4,375	4,329
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/24	20	20
	Louisiana Public Facilities Authority College & University Revenue, ETM	5.000%	4/1/25	750	772
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,199
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,203
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,033
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,445
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,548
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	11,180	11,390
[4,5]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	8/1/23	11,200	11,200
[3]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.630%	9/1/57	2,500	2,500
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	600	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	1,185	1,222
[4]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	8/3/23	8,240	8,240
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	106
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	160	164
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/25	6,750	7,029
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,496
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,496
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	312
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	371
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	430
[1]	Shreveport LA GO	5.000%	3/1/25	500	512
[1]	Shreveport LA GO	5.000%	3/1/26	500	520
[1]	Shreveport LA GO	5.000%	3/1/27	500	527
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	561
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	490
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	13,330	13,086
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	7,610	7,215
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	16,935	16,621
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	1,345	1,269
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	7,070	7,024
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,069
					192,097
Maine (0.1%)
	Maine GO	5.000%	6/1/24	150	152
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/24	470	480
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,595	1,659
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	276
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	210
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	492
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	501
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	974
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,488
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,585
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	2,847
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,517
	Portland ME GO	4.000%	10/1/23	600	601
	Portland ME GO	4.000%	4/1/24	700	703
	Portland ME GO	4.000%	10/1/24	500	505
	Portland ME GO	4.000%	4/1/25	2,045	2,073
	Portland ME GO	4.000%	10/1/25	600	611
	Westbrook ME GO	5.000%	4/1/24	450	455
					18,791
Maryland (1.6%)
	Anne Arundel County MD GO	5.000%	4/1/24	65	66
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	11,821
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,192
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,736
	Baltimore County MD GO	5.000%	3/1/24	500	505
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,020
	Baltimore County MD GO	5.000%	3/1/25	900	926
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,058
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,050
[4,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	4.330%	8/3/23	5,015	5,015
[4,5]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	3.860%	8/3/23	3,545	3,545
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	252
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	2.800%	6/1/25	125	121
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	500	503
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	1/1/24	800	806
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	120	118
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	760	758
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,201
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,166
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,348
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	192
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,102
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,279
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,228
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	150	150
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,030
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	1,000	1,031
	Maryland GO	5.000%	8/1/23	375	375
	Maryland GO	5.000%	8/1/23	4,270	4,270
	Maryland GO	5.000%	6/1/24	30	30
	Maryland GO	5.000%	8/1/24	945	962
	Maryland GO	5.000%	8/1/24	300	305
	Maryland GO	5.000%	8/1/24	50	51
	Maryland GO	5.000%	3/1/25	3,000	3,088
	Maryland GO	4.000%	6/1/25	235	237
	Maryland GO	5.000%	8/1/25	595	618
	Maryland GO	5.000%	8/1/25	1,710	1,775
	Maryland GO	5.000%	3/1/26	12,500	13,124
	Maryland GO	5.000%	8/1/26	2,450	2,596
	Maryland GO	4.000%	6/1/27	5,300	5,333
	Maryland GO	4.000%	6/1/28	2,455	2,471
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	125
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	394
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	575	582
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	503
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	118
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	745	775
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	125	132
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Medstar Heal Thissue) TOB VRDO	4.040%	8/3/23	16,780	16,780
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,325	3,388
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,770	2,913
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.030%	8/3/23	26,735	26,735
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	3,280	3,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.330%	8/3/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,540
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.260%	7/1/42	58,330	58,148
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.520%	7/1/41	18,960	18,960
[4]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	4.080%	8/7/23	10,295	10,295
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	415
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/25	1,850	1,899
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	293
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,046
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	457
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	355	379
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	450	482
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	5,000	5,271
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	671
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,253
[14]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,177
	Montgomery County MD GO	5.000%	12/1/24	70	70
	Montgomery County MD GO	5.000%	10/1/25	1,010	1,051
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,021
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	102
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	3.500%	12/1/41	4,250	4,250
	Prince George's County MD GO	5.000%	8/1/23	350	350
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,189
	Prince George's County MD GO	5.000%	7/15/24	35	36
	Prince George's County MD GO	4.000%	9/1/24	45	45
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	996
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	741
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	705	697
	University System of Maryland College & University Revenue	5.000%	4/1/25	2,370	2,442
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue, ETM	4.000%	6/1/24	100	101
					281,895
Massachusetts (1.0%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	200
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	293
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	306
	Cambridge MA GO	5.000%	2/15/24	4,055	4,093
	Cambridge MA GO	5.000%	2/15/25	4,090	4,207
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	815	827
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	3,019
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	305	305
	Commonwealth of Massachusetts GO	5.000%	10/1/23	345	346
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,662
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	61
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	478
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	56
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	931
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	158
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,315
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	115
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	797
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,900	2,005
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,900	2,052
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,617
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,779
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	77
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	2,818
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,207
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	240	249
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	259
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	530
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	735	779
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	655	694
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	45	46
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN, Prere.	4.000%	5/1/25	575	584
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	75
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,449
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	256
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	270	273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	225
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,616
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	9,550	9,575
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,900	1,905
[4]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.860%	8/1/23	6,395	6,395
[4,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.040%	8/3/23	5,815	5,815
[4]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.130%	8/3/23	10,000	10,000
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	551
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	653
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	586
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,890	2,921
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,011
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	373
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	668
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	625
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	892
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	3,500	3,523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	810	828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	8/3/23	3,085	3,085
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	1,330	1,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,670
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	1,909
[3,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	7/1/49	6,075	6,011
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,500	7,661
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	145	145
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	115	115
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	7/1/40	13,310	13,310
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	7/1/40	3,290	3,290
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,710	1,696
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	528
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	268
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	281
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	283
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	290
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	157
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	377
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	158
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	430	428
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,233
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,684
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	127
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	355
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	517
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	526
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	242
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	26
	Plymouth MA GO	5.000%	5/1/24	830	841
	Plymouth MA GO	5.000%	5/1/25	2,350	2,427
	Sharon MA GO	5.000%	2/15/24	875	883
	Sharon MA GO	5.000%	2/15/25	850	874
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,190
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,325
	Worcester MA GO	5.000%	2/1/24	4,570	4,610
	Worcester MA GO	5.000%	2/15/24	2,750	2,776
					170,576
Michigan (1.6%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,296
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,199
	Bloomfield Hills School District GO	5.000%	5/1/24	700	709
	Bloomfield Hills School District GO	5.000%	5/1/26	625	658
[12]	Brighton MI Area School District GO	5.000%	5/1/24	165	167
[12]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,544
[1,4]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.180%	8/3/23	4,705	4,705
[1,4,12]	Detroit MI City School District GO TOB VRDO	4.110%	8/3/23	3,195	3,195
[1,4,12]	Detroit MI City School District GO TOB VRDO	4.140%	8/3/23	8,600	8,600
[1,4,12]	Detroit MI City School District GO TOB VRDO	4.140%	8/7/23	14,980	14,980
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	920
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	583
[12,15]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	1,878
[12]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,591
[12]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	813
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	4.080%	8/3/23	4,240	4,240
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	385
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	411
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	253
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	490
[12]	Holt Public Schools GO	5.000%	5/1/24	525	531
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,548
	Kalamazoo County MI GO	3.000%	5/1/24	850	848
	Kalamazoo County MI GO	3.000%	5/1/25	875	868
	Kalamazoo County MI GO	5.000%	5/1/25	990	1,021
	Kalamazoo County MI GO	3.000%	5/1/26	900	898
[12]	Lake Orion Community School District GO	4.000%	5/1/24	300	302
[12]	Lake Orion Community School District GO	4.000%	5/1/26	350	358
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,504
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	200
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	310	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	229
[4]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,282
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	60
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	332
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,155
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	215	219
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,160	1,176
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	174
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	102
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	5,006
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	725
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,215	1,241
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,480	1,528
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,632
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,175	3,376
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	1,645	1,701
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	9/1/23	1,875	1,875
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	4,870	4,987
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,400	2,410
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,865	5,045
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	3,645	3,645
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/7/23	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	150	150
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	45	46
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,775	1,816
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	709
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	610
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,156
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,187
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.830%	12/1/39	17,750	17,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.880%	12/1/39	3,500	3,486
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/23	125	125
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	310	317
[2,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	4.750%	8/1/23	8,900	8,900
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	2,927
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,925	1,949
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,012
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,985	2,011
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,012
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,097
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	353
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,023
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	75	76
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	1,050	1,064
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	868
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,366
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/24	495	497
[7]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	740	762
[7]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	5,500	5,724
[7]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	9,095	9,649
[4]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	4.040%	8/3/23	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	8,600	8,619
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	765	737
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	38
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,305	6,300
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	11,529	11,682
	Michigan State University College & University Revenue	5.000%	8/15/23	750	750
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,012
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	804
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novi Community School District GO	4.000%	5/1/24	250	251
	Novi Community School District GO	4.000%	5/1/25	765	774
	Oakland University College & University Revenue	5.000%	3/1/24	775	782
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,723
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,708
[1,4,12]	Pontiac School District GO TOB VRDO	4.130%	8/3/23	8,500	8,500
[12]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	2,000	2,063
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/23	240	240
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	440
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	20,805	20,823
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	2,190	2,308
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,417
[12]	Waverly Community Schools GO	5.000%	11/1/23	1,760	1,766
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,432
	Wayne State University College & University Revenue	5.000%	11/15/24	500	510
[12]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	381
[12]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	402
[12]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	504
[12]	Wayne-Westland Community Schools GO	5.000%	11/1/25	800	834
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	161
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	141
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	179
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	204
[1]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	207
					277,383
Minnesota (0.9%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	385
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	607
	Hennepin County MN GO	5.000%	12/1/24	1,825	1,869
	Hennepin County MN GO	5.000%	12/15/24	5,250	5,381
	Hennepin County MN GO	5.000%	12/15/25	4,450	4,656
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,248
[15]	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,490	5,905
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	969
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,070
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,389
	Minnesota GO	5.000%	8/1/23	1,955	1,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/23	3,025	3,025
	Minnesota GO	5.000%	8/1/23	1,900	1,900
	Minnesota GO	5.000%	8/1/23	60	60
	Minnesota GO	5.000%	8/1/23	100	100
	Minnesota GO	5.000%	8/1/24	250	255
	Minnesota GO	5.000%	8/1/24	125	125
	Minnesota GO	5.000%	8/1/24	65	66
	Minnesota GO	5.000%	10/1/24	1,290	1,317
	Minnesota GO	5.000%	8/1/25	11,210	11,639
	Minnesota GO	5.000%	8/1/25	5,000	5,191
	Minnesota GO	4.000%	8/1/27	5,950	5,953
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	250
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	741
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,006
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,442
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,000
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,954
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	667
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,006
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	28,810	28,744
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	45,000	44,008
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	50
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,157
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,215	2,224
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,114
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,166
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,234
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,026
	St. Paul MN GO	5.000%	2/1/25	1,765	1,812
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	805
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,652
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,800	2,819
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,312
					158,254
Mississippi (0.3%)
	DeSoto County MS GO	5.000%	11/1/23	650	652
	DeSoto County MS GO	5.000%	11/1/24	680	695
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	7,050	6,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,461
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	525	525
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	392
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	333
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	432
[1]	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	3/1/24	1,665	1,680
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,301
	Mississippi Development Bank Lease Revenue	2.000%	9/1/24	2,500	2,443
	Mississippi GO	5.000%	10/1/24	70	71
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,607
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,705	5,779
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,185	4,188
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,278
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,874
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,817
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/26	1,205	1,262
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,325
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,715	7,707
					55,550
Missouri (1.1%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	541
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	606
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	435
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,195
	Franklin County MO COP	3.000%	11/1/23	425	424
	Franklin County MO COP	3.000%	4/1/24	475	473
	Franklin County MO COP	3.000%	11/1/24	440	435
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,029
	Jackson County Reorganized School District No. 7 GO	5.000%	3/1/24	8,075	8,153
	Kansas City MO Appropriations Revenue	5.000%	9/1/24	1,000	1,017
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	517
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	684
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,010
	Kansas City MO GO	3.000%	2/1/24	4,085	4,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO GO	5.000%	2/1/24	2,720	2,744
	Kansas City MO GO	5.000%	2/1/25	2,600	2,672
	Kansas City MO GO	5.000%	2/1/26	3,405	3,567
	Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/24	460	465
	Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/26	510	534
	Ladue School District GO	4.000%	3/1/24	475	477
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,285
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	643
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	1,954
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,732
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,455	3,636
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,817
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.130%	8/3/23	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	200
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	513
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.030%	8/3/23	5,255	5,255
[2,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	8/3/23	2,000	2,000
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	13,820	13,820
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	527
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,195	1,197
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	405	410
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	132
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	586
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	162
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	150	154
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,100	1,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	324
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	544
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	461
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,740	1,813
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	21,815	22,144
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	7,635	8,198
[4,5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	7,500	7,500
[4]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	5,855	5,855
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	600	607
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	20,375
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	41
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/26	15,000	15,846
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,180	1,196
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,490	3,531
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/24	305	311
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/25	200	207
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/26	210	221
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/27	330	353
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/28	680	738
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/24	835	840
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,965

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	1,420	1,475
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	220	220
	St Louis County Reorganized School District No. R-6 GO	5.000%	2/1/26	1,390	1,456
	St. Charles School District GO	4.000%	3/1/25	1,045	1,058
	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,662
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/26	1,000	1,059
[4,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,417
[4,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,063
[4,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,935
[4,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,740	1,675
[4,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,325	1,227
[4,9]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,030	920
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,601
					193,863
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	8,510	8,527
	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,480
[1,4]	Montana State Board of Regents College & University Revenue TOB VRDO	4.010%	8/3/23	6,185	6,185
					17,192
Multiple States (4.0%)
[3,4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	4.190%	12/15/28	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.430%	8/1/23	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.430%	8/1/23	100,500	100,500
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.030%	8/3/23	71,000	71,000
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.040%	8/3/23	68,000	68,000
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.040%	8/3/23	10,000	10,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.430%	8/1/23	110,740	110,740
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.040%	8/3/23	79,200	79,200
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.230%	8/3/23	183,500	183,500
					683,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,775	2,784
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	925
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	35,828
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,000
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,049
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	110
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	181
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,126
[4]	Douglas County Hospital Authority No. 3 Revenue TOB VRDO	4.040%	8/3/23	7,495	7,495
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,654
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,525
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,646
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	358
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	725	756
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,746
[4]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue TOB VRDO	4.040%	8/3/23	10,670	10,670
	Omaha School District GO	5.000%	12/15/23	10,425	10,488
	Omaha School District GO	5.000%	12/15/24	11,090	11,357
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	818
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,011
					96,527
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	228
	Clark County NV GO	5.000%	6/1/24	50	51
	Clark County NV GO	5.000%	11/1/24	105	107
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	1,911
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,292
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	956
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,424
[1]	Clark County School District GO	3.000%	6/15/24	350	348
	Clark County School District GO	5.000%	6/15/24	75	76
[1]	Clark County School District GO	5.000%	6/15/24	3,880	3,934
	Clark County School District GO	5.000%	6/15/24	125	127
	Clark County School District GO	5.000%	6/15/24	350	355
[1]	Clark County School District GO	3.000%	6/15/25	415	412
[1]	Clark County School District GO	5.000%	6/15/25	6,940	7,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	795	798
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,067
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	511
[7]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	644
[7]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,350	1,475
[4]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	4.060%	8/3/23	5,500	5,500
[4]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	4.080%	8/3/23	32,000	32,000
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/24	150	147
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	208
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	70
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	550
	Las Vegas Valley Water District GO	5.000%	6/1/24	300	304
	Nevada COP	5.000%	4/1/26	605	607
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	141
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	51
[4]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	4.600%	8/1/23	8,890	8,890
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,401
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,795
[4]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.770%	8/1/23	21,500	21,500
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/24	200	201
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	233
	Washoe County School District GO	5.000%	6/1/25	500	516
					106,990
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/23	785	788
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	917
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,635	5,625
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	224
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	287
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	2,870	2,889
[14]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,201
					11,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (4.0%)
[1]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,404
[1]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,405
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,966
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,260
	Bergen County NJ GO	2.000%	6/1/24	460	454
	Bergen County NJ GO	2.000%	6/1/25	460	445
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,695
	Borough of Paramus NJ GO	4.500%	2/15/24	6,000	6,016
	Borough of Woodland Park NJ GO BAN	4.500%	5/24/24	5,950	5,997
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	4.500%	8/9/23	10,000	10,002
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	4.000%	4/1/25	675	685
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,463
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	818
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	3,972	3,971
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,788
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,868
	East Rutherford Borough NJ BAN GO	4.250%	4/5/24	7,748	7,743
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	79
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,377
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,135
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,788
	Haddonfield Borough NJ BAN GO	4.500%	8/16/23	5,664	5,665
	Hoboken NJ BAN GO	4.500%	3/14/24	29,900	30,071
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,291
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	692
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,244
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,279
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,779
[4]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	2,235	2,235
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,033	3,033
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,648
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,358
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	777
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	788
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	546
	Morris County NJ GO	3.000%	2/1/24	3,055	3,050
	Morris County NJ GO	3.000%	2/1/25	1,490	1,488
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	509
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	350	351
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,646
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	162
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,227
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,636
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	275	283
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	365	376
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,625
[11]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,120
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,798
[4,5]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	4.060%	8/7/23	10,580	10,580
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	355
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,010	2,089
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,000	1,081
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.230%	9/1/25	6,615	6,632
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	8,511
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,400	10,594
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	17,065
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	14,500	15,288
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	15,211
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	11,550	12,004
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,560
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,113
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,313
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,675	1,681
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	2,000	2,026
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	9,525	9,703
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	12,098
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,157
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,736
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	925	936
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	130
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	522
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	507
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	203
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	170
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	352
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,258
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	750	773
	New Jersey GO	5.000%	6/1/24	42,340	42,918
	New Jersey GO	5.000%	6/1/25	20,595	21,254
	New Jersey GO	5.000%	6/1/25	1,670	1,723
	New Jersey GO	5.000%	6/1/26	24,380	25,588
	New Jersey GO, Prere.	5.000%	6/1/25	605	625
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	503
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	2,921
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	2,782
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,825	1,836
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	5,105	5,180
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,265
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,228
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,185
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	442
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,431
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,614
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	497
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,805
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	524
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	8,000	8,235
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	27,785	28,155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	40	40
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	15	15
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	170
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,528
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,488
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,956
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,379
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,359
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.180%	5/1/48	7,185	7,236
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	1,020	1,035
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	760
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,084
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,474
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	100	99
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,560	1,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,136
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,955	2,973
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	1,750	1,772
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,430
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,295	5,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,090	1,129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,045
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	865	767
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	8,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	3,490	3,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,592
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	586
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	665	668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	203
[4,9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	4.070%	8/3/23	8,491	8,491
[4,9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	4.070%	8/3/23	8,285	8,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	7,000	7,087
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,337
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	214
[9,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	462
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,414
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	859
[4,5]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	4.060%	8/7/23	11,265	11,265
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	86
	Newark Board of Education GO	5.000%	7/15/24	475	482
[2]	Newark Board of Education GO	5.000%	7/15/25	125	129
[2]	Newark Board of Education GO	5.000%	7/15/26	150	157
[1]	Newark NJ GO	5.000%	10/1/23	320	321
[1]	Newark NJ GO	5.000%	10/1/24	325	331
[1]	Newark NJ GO	5.000%	10/1/25	600	617
	Ocean City NJ GO	3.000%	9/15/27	1,990	1,983
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,799
[2]	Perth Amboy NJ GO	5.000%	3/15/24	250	253
[2]	Perth Amboy NJ GO	5.000%	3/15/25	250	257
[2]	Perth Amboy NJ GO	5.000%	3/15/26	250	262
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,584
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	250
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,428
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	820
[2]	Trenton NJ GO	4.000%	2/1/24	720	723
[2]	Trenton NJ GO	4.000%	2/1/25	725	733
[2]	Trenton NJ GO	4.000%	2/1/26	700	714
[4]	Union County Improvement Authority Lease Revenue TOB VRDO	4.040%	8/3/23	5,960	5,960
	Union Township Board of Education GO	5.000%	1/1/24	550	553
	Union Township Board of Education GO	5.000%	1/1/25	550	562
	Union Township Board of Education GO	5.000%	1/1/26	520	542
	West Caldwell Township NJ BAN GO	4.250%	9/7/23	15,285	15,287
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,907	1,907
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,066
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,075
					682,680
New Mexico (0.8%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/26	4,810	4,972
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,975	1,975
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	150
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,150
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	762
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,178
	Albuquerque NM GO	5.000%	7/1/24	5,380	5,466
	Albuquerque NM GO	4.000%	7/1/25	500	508
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	1,935	1,715
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	8,750
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	6,400	6,412
	New Mexico (Capital Projects) GO	5.000%	3/1/24	155	157
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	20,130	20,426
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,025	4,083
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	5,200	5,375
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	522
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,194
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	505
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	510
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,259
[4,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	4.330%	8/3/23	6,395	6,395
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	309
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	18,890
	New Mexico Severance Tax Permanent Fund Severance Tax	4.000%	7/1/24	425	428
	New Mexico Severance Tax Permanent Fund Severance Tax	5.000%	7/1/24	100	101
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	20,000	20,301
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	75	76
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	4,545	4,688
					129,384
New York (12.5%)
	Albany County NY GO	5.000%	11/1/23	750	753
	Albany County NY GO	5.000%	11/1/24	850	871
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	210	211
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,865	1,872
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	707
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,630
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	675
	Canandaigua City School District GO BAN	4.500%	6/21/24	13,050	13,138
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.730%	8/1/23	104,495	104,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	332
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	511
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	208
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,383
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	1,911
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,057
	Fairport Central School District GO BAN	4.500%	7/18/24	15,000	15,112
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	238
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	414
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	101
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	404
	Ithaca City School District GO BAN	4.500%	7/12/24	23,655	23,842
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	18,997
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	46,960	45,837
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	29,029
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	24,110	22,348
[3]	Long Island Power Authority Electric Power & Light Revenue, 70% of 1M USD LIBOR + 0.750%	4.394%	5/1/33	1,580	1,580
[3]	Long Island Power Authority Electric, Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	9/1/38	34,040	33,841
	Long Island Power Authority Revenue	3.900%	12/1/29	15,000	14,867
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	126
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,670	5,696
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,845	2,853
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	538
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	629
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,325	4,390
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	5,320	5,418
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	5,662
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	2,754
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,100
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	5,990
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,064
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,002
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	11,145	11,245
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,247
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,185	17,353
[4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.020%	8/3/23	25,370	25,370
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	20,000	20,000
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	3,600	3,600
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	2,700	2,700
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	2,840	2,840
[2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	5,000	5,000
[4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.030%	8/7/23	5,000	5,000
[1,4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.030%	8/7/23	3,585	3,585
[3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.881%	11/1/35	16,595	16,552
[3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.400%	3.951%	11/1/23	3,495	3,493
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.101%	11/1/32	12,960	12,966
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	6,610	6,613
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	3,000	2,989
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	35
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	97
[3]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.410%	11/1/31	9,500	9,350
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	456
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	700	722
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	476
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	340	341
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,265	1,281
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	358
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	750	776
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,400
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,705
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,902
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,257
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	214
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	529
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	521
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,767
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,440
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	1,845
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	43,660	43,430
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	6,160	6,015
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	980	932
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	8,270	7,957
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,240	12,339
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	25,900	24,008
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,955	7,437
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,170	14,834
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,427
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,554
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	17,983
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,210	1,217
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	631
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	1,625	1,637
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	290	295
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,635	1,647
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	510	514
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	320	322
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,545	1,600
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,055	2,175
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,540	1,610
[4,5]	New York City NY GO TOB VRDO	4.010%	8/3/23	15,750	15,750
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	127
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	20
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	509
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	75
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	60
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	117
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	205	209
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	8,569
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	1,989
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	191
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	390	392
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	46
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,241
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	567
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	672
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	906
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	5,790	5,921
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	8,764
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,210	1,248
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,631
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	13,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	6,505	6,765
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,395	2,491
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	355	358
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	200	203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,045	1,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	15,000	15,914
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	6,545	6,944
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,328
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,000	7,584
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.010%	8/3/23	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	790	790
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	11/1/23	10	10
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	4.640%	8/4/23	34,350	34,350
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	81
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	185
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.280%	8/3/23	5,200	5,200
[4,5]	New York Metropolitan Transportation Authority Revenue TOB VRDO	4.030%	8/3/23	10,000	10,000
	New York NY GO	4.000%	8/1/23	305	305
	New York NY GO	5.000%	8/1/23	150	150
	New York NY GO	5.000%	8/1/23	75	75
	New York NY GO	5.000%	8/1/23	100	100
	New York NY GO	5.000%	8/1/23	2,075	2,075
	New York NY GO	5.000%	8/1/23	100	100
	New York NY GO	5.000%	8/1/23	240	240
	New York NY GO	5.000%	8/1/23	1,725	1,725
	New York NY GO	5.000%	8/1/23	3,070	3,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/23	5,045	5,045
	New York NY GO	5.000%	8/1/23	50	50
	New York NY GO	5.000%	8/1/23	400	400
	New York NY GO	5.000%	8/1/23	1,725	1,725
	New York NY GO	5.000%	8/1/23	885	885
	New York NY GO	5.000%	8/1/23	1,415	1,415
	New York NY GO	5.000%	8/1/23	140	140
	New York NY GO	5.000%	8/1/23	2,250	2,250
	New York NY GO	5.000%	8/1/23	1,070	1,070
	New York NY GO	5.000%	8/1/23	1,000	1,000
	New York NY GO	5.000%	6/1/24	170	173
	New York NY GO	4.000%	8/1/24	100	101
	New York NY GO	5.000%	8/1/24	1,550	1,552
	New York NY GO	5.000%	8/1/24	230	234
	New York NY GO	5.000%	8/1/24	80	81
	New York NY GO	5.000%	8/1/24	230	234
	New York NY GO	5.000%	8/1/24	45	46
	New York NY GO	5.000%	8/1/24	1,005	1,023
	New York NY GO	5.000%	8/1/24	3,220	3,277
	New York NY GO	5.000%	8/1/24	2,955	3,008
	New York NY GO	5.000%	8/1/24	1,805	1,837
	New York NY GO	5.000%	8/1/24	1,615	1,644
	New York NY GO	5.000%	8/1/24	3,855	3,924
	New York NY GO	5.000%	8/1/24	125	127
	New York NY GO	5.000%	8/1/24	50	51
	New York NY GO	5.000%	8/1/24	1,015	1,033
	New York NY GO	5.000%	8/1/24	150	153
	New York NY GO	5.000%	8/1/24	13,150	13,384
	New York NY GO	5.000%	8/1/24	2,255	2,258
	New York NY GO	5.000%	8/1/24	595	606
	New York NY GO	5.000%	8/1/24	3,935	3,940
	New York NY GO	5.000%	2/15/25	525	540
	New York NY GO	5.000%	8/1/25	3,960	4,023
	New York NY GO	5.000%	8/1/25	2,290	2,327
	New York NY GO	5.000%	8/1/25	2,000	2,054
	New York NY GO	5.000%	8/1/25	1,870	1,940
	New York NY GO	5.000%	8/1/25	80	80
	New York NY GO	5.000%	8/1/25	3,125	3,243
	New York NY GO	5.000%	8/1/25	1,500	1,512
	New York NY GO	5.000%	8/1/25	50	50
	New York NY GO	5.000%	8/1/25	4,515	4,685
	New York NY GO	5.000%	8/1/25	8,100	8,405
	New York NY GO	5.000%	8/1/25	2,000	2,075
	New York NY GO	5.000%	8/1/25	1,875	1,946
	New York NY GO	5.000%	8/1/25	5,480	5,686
	New York NY GO	5.000%	8/1/25	250	250
	New York NY GO	5.000%	3/1/26	2,250	2,270
	New York NY GO	5.000%	3/1/26	1,030	1,080
	New York NY GO	5.000%	8/1/26	1,345	1,405
	New York NY GO	5.000%	8/1/26	1,785	1,889
	New York NY GO	5.000%	8/1/26	1,135	1,201
	New York NY GO	5.000%	8/1/26	2,355	2,493
	New York NY GO	5.000%	8/1/26	10,755	11,384
	New York NY GO	5.000%	8/1/26	2,915	2,919
	New York NY GO	5.000%	8/1/26	2,145	2,270
	New York NY GO	5.000%	8/1/27	1,300	1,402
[18]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,350	2,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York NY GO VRDO	3.950%	8/1/26	9,400	9,400
[1]	New York NY GO VRDO	4.400%	8/1/26	8,700	8,700
[1]	New York NY GO VRDO	4.540%	8/1/26	11,250	11,250
[11]	New York NY GO VRDO	4.400%	10/1/27	20,525	20,525
[1]	New York NY GO VRDO	4.000%	1/1/32	17,100	17,100
[1]	New York NY GO VRDO	4.590%	6/1/36	11,475	11,475
[1]	New York NY GO VRDO	4.730%	6/1/36	11,175	11,175
[1,4]	New York Power Authority Revenue TOB VRDO	4.110%	8/3/23	5,995	5,995
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	512
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	523
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	86
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	256
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	108
[4]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.670%	8/1/23	13,770	13,770
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	570
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	101
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,300	1,303
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	391
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,027
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,003
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	500	501
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	4,130	4,252
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	11,940
[1,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	11,800	11,800
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	3,695	3,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	3,990	4,027
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,330	5,386
[9]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/24	1,000	1,014
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	16,394
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	9,273
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,050
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	44,500	46,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,020	4,169
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,500	1,575
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,027
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	7,255	7,466
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	21,840	22,932
[4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	4.010%	8/3/23	4,000	4,000
[4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	4.010%	8/3/23	13,000	13,000
[4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	4.010%	8/3/23	3,070	3,070
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	732
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	165	167
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	586
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,220
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,042
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	2,692
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,440	1,480
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	600	617
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	935	981
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	1,805	1,941
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	350	353
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	2,685	2,764
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	1,895	1,900
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,265	1,292
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	2,300	2,348
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	4,500	4,685
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,055	1,098
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,435	1,489
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,798
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,059
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/23	390	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,005
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/23	195	195
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	587
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	342
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	5,940	6,184
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	4,900	5,101
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	3,000	3,188
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	26,000	27,625
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	920	927
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	4,662
[4,5]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	4.010%	8/3/23	21,800	21,800
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/23	5	5
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/24	5	5
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	265	268
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	200	202
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	355	359
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	105	106
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	745	767
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	700	721
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	520	536
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	4,130	4,176
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,580	1,643
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	91
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,699
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	16,040	15,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,185	4,163
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,395
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,995	4,912
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,295	1,272
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,833
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,845
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	890	853
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	13,825	13,397
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,429
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,545
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,360	5,858
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	10,719
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,678
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,685	6,157
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,536
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,971
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,413
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	18,844
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,310	12,683
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,010	9,539
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,045	3,035
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	4,865	4,846
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,000	28,056
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,120	54,791
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,160	7,013
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	3,034
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,250	7,255
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,130	1,136
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,405	2,386
[4]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.330%	8/3/23	22,500	22,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	4.100%	8/3/23	1,250	1,250
[1,4]	New York State Thruway Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	5,625	5,625
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	141
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	156
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,375	5,417
[4]	New York State Thruway Authority Highway Revenue TOB VRDO	4.130%	8/3/23	2,925	2,925
[4]	New York State Thruway Authority Income Tax Revenue TOB VRDO	4.010%	8/3/23	9,345	9,345
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,561
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,177
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	849
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,290
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	15,040	15,199
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,146
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	8,345	8,588
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,500	5,767
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	7,550	7,565
[4]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	4.010%	8/3/23	5,150	5,150
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	100	101
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	2,340	2,457
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,215	7,291
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/23	400	402
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.430%	8/1/23	24,700	24,700
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.030%	8/3/23	43,800	43,800
[2]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,002
[1]	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,038
[1]	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,060
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	117
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,840	1,881
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	265	266
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,300	1,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	200
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	8,285	8,455
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	639
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,500	8,498
[1]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,561
[1]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,153
[1]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,516
[1]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,196
[2]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,852
[1]	Suffolk County NY GO	5.000%	11/1/24	8,525	8,706
[1]	Suffolk County NY GO	5.000%	5/15/25	7,390	7,622
[2]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,027
[1]	Suffolk County NY GO	5.000%	11/1/25	8,950	9,322
[2]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,093
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	325	325
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	166
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	87
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	343
[3]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.230%	1/1/33	14,665	14,656
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	18,835	19,597
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	12,885	13,205
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,930	4,099
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,395	5,751
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	8,950	9,549
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,760	7,334
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	19,155	18,828
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,165	7,591
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.040%	8/3/23	11,188	11,188
[4]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	4.010%	8/3/23	6,000	6,000
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, 67% of SOFR + 0.380%	3.938%	1/1/32	4,970	4,943
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,252
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,519
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,879
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	61
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	522
	Utica NY BAN GO	5.000%	1/25/24	10,500	10,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	225	226
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,055
	Webster Central School District GO BAN	4.500%	6/27/24	18,750	18,881
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,753
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,316
	Yonkers NY GO	5.000%	9/1/23	1,305	1,307
[1]	Yonkers NY GO	5.000%	3/15/24	250	252
[2]	Yonkers NY GO	5.000%	10/15/24	360	367
[2]	Yonkers NY GO	5.000%	9/1/25	750	777
[1]	Yonkers NY GO	5.000%	3/15/26	500	524
					2,152,907
North Carolina (1.6%)
	Alamance County NC GO	5.000%	5/1/25	7,410	7,645
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,093
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	283
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,006
	Buncombe County NC Intergovernmental Agreement Revenue	5.000%	6/1/24	375	380
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/25	3,075	3,178
	Charlotte NC GO	5.000%	6/1/24	75	76
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,426
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,570	1,602
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,134
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,431
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	1/15/48	2,500	2,501
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	807
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	831
	Durham Capital Financing Corp. Appropriations Revenue	5.000%	12/1/25	1,000	1,044
	Forsyth County NC GO	4.000%	3/1/25	5,400	5,477
	Forsyth County NC GO	5.000%	3/1/25	3,840	3,954
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	3,759
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,386
	Henderson County NC Intergovernmental Agreement Revenue	4.000%	6/1/24	520	523
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,585
	Johnston NC Intergovernmental Agreement Revenue	5.000%	4/1/25	2,000	2,062
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	9,473
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	6,438
	Mecklenburg County NC GO	5.000%	9/1/25	21,640	22,502

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mecklenburg County NC GO	5.000%	9/1/26	11,895	12,649
Moore County NC Appropriations Revenue	5.000%	6/1/24	330	335
New Hanover County NC GO	3.000%	8/1/23	1,180	1,180
New Hanover County NC GO	4.000%	8/1/24	2,490	2,511
New Hanover County NC Intergovernmental Agreement Revenue	4.000%	8/1/23	1,915	1,915
New Hanover County NC Intergovernmental Agreement Revenue	4.000%	8/1/24	2,195	2,212
North Carolina Appropriations Revenue	5.000%	5/1/24	110	111
North Carolina Appropriations Revenue	5.000%	5/1/25	5,340	5,415
North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,398
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	27,000	27,352
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	245
North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	7/1/34	17,500	17,500
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	101
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,675
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,344
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	215	214
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	200
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	233
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	133
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	209
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	470
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	725
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	119
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	214
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,440	1,501
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,437
North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	95
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,270
North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	21,705	21,861
Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/25	450	468
Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/26	680	723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	410	446
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.201%	12/1/41	32,100	32,048
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.201%	12/1/41	6,550	6,539
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	152
	Wake County NC GO	5.000%	3/1/24	90	91
	Wake County NC GO	5.000%	3/1/24	1,395	1,409
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,522
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	491
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	522
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	564
					276,191
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,907
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	130	130
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	126
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	161
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	421
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.180%	1/1/43	3,110	3,108
	West Fargo ND GO	4.000%	5/1/24	465	467
					8,320
Ohio (3.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	331
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	362
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	259
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	450	464
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	395
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	698
[5]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	4.050%	8/3/23	7,715	7,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	361
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	250
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	351
	Akron OH Income Tax Revenue	4.000%	12/1/24	370	373
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	478
	Akron OH Income Tax Revenue	4.000%	12/1/26	925	950
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	552
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	66
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,183
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.350%	8/2/23	81,770	81,770
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	21,091
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,420
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,598
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	215	220
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,755	7,512
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,999
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,479
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,288
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	6,000	6,444
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,007
[2]	Celina City School District GO	5.000%	12/1/25	285	296
[10]	Cincinnati City School District GO	5.250%	12/1/23	90	91
	Cleveland OH GO	3.000%	12/1/23	605	604
	Cleveland OH GO	4.000%	12/1/23	500	501
	Cleveland OH GO	2.000%	12/1/24	350	342
	Cleveland OH GO	2.000%	12/1/26	500	478
[4]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	4.080%	8/3/23	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	131
[2]	Cloverleaf Local School District COP	3.000%	12/1/24	270	268
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	227
	Columbus OH GO	5.000%	2/15/24	155	156
	Columbus OH GO	5.000%	4/1/24	800	809
	Columbus OH GO	5.000%	4/1/24	8,000	8,091
	Columbus OH GO	5.000%	4/1/24	1,650	1,669
	Columbus OH GO	5.000%	4/1/24	1,060	1,072
	Columbus OH GO	4.000%	8/15/24	2,415	2,435
	Columbus OH GO	5.000%	8/15/24	3,500	3,564
	Columbus OH GO	5.000%	2/15/25	75	76
	Columbus OH GO	5.000%	4/1/25	2,500	2,576
	Columbus OH GO	5.000%	4/1/25	5,250	5,409
	Columbus OH GO	5.000%	8/15/25	11,520	11,957
	Columbus OH GO	5.000%	4/1/26	12,500	13,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus OH GO	5.000%	8/15/26	6,000	6,363
	Columbus OH GO	5.000%	8/15/27	6,800	7,374
	Columbus OH GO, Prere.	5.000%	8/15/23	1,500	1,501
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	472
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	257
	Coshocton County OH BAN GO	4.250%	4/6/24	3,530	3,529
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	50
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	106
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	629
[4,5]	Cuyahoga County OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	8/3/23	12,535	12,535
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,105
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,195	2,193
[4]	Cuyahoga OH COP TOB VRDO	4.080%	8/7/23	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	205	206
	Dayton Metro Library GO	4.000%	12/1/25	630	641
	Dayton Metro Library GO	4.000%	12/1/26	640	659
	Fairborn City School District GO	4.000%	12/1/24	210	212
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	194
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	435
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	474
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	497
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	12/1/25	1,100	1,147
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	185
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	325	329
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	4.150%	8/3/23	35,800	35,800
[4,5]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,183
[2]	Hillsdale Local School District COP	4.000%	12/1/23	675	676
[2]	Hillsdale Local School District COP	4.000%	12/1/24	625	630
[2]	Hillsdale Local School District COP	4.000%	12/1/25	1,120	1,138
	Kenton City School District GO	4.000%	11/1/23	165	165
	Kenton City School District GO	4.000%	11/1/24	190	192
[4]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	14,150	14,150
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	101
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,325	2,391
	Lakewood OH GO	4.500%	3/14/24	17,000	17,078
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,065
	Lebanon City School District GO	2.000%	12/1/23	130	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lorain County OH BAN GO	4.125%	5/2/24	2,225	2,228
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/23	770	773
[2]	Lorain OH GO	4.000%	12/1/23	300	301
[2]	Lorain OH GO	4.000%	12/1/25	260	264
	Miami University OH College & University Revenue	5.000%	9/1/23	850	851
	Miami University OH College & University Revenue	5.000%	9/1/24	340	346
	Miami University OH College & University Revenue	5.000%	9/1/25	340	352
	Miami University OH College & University Revenue	5.000%	9/1/25	390	404
	Miami University OH College & University Revenue	5.000%	9/1/26	410	432
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,105	1,130
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,350	1,380
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,000	1,022
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	367
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	176
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	307
[2]	Midview Local School District COP	4.000%	11/1/23	1,160	1,161
[2]	Midview Local School District COP	4.000%	11/1/24	1,205	1,210
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	120
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	116
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,950	2,983
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	309
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	102
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	261
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	51
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,265	8,448
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	2,806
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,079
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	3,245	3,058
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,510	11,397
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,448
	Ohio Appropriations Revenue	5.000%	12/1/23	695	699
	Ohio Appropriations Revenue	5.000%	12/1/24	510	522
	Ohio Appropriations Revenue	5.000%	12/1/25	510	531
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	501

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	8/1/23	4,700	4,700
Ohio GO	5.000%	9/1/23	255	255
Ohio GO	5.000%	9/15/23	150	150
Ohio GO	5.000%	3/1/24	150	152
Ohio GO	5.000%	5/1/24	2,135	2,163
Ohio GO	5.000%	5/1/24	625	633
Ohio GO	5.000%	6/15/24	430	437
Ohio GO	5.000%	8/1/24	10,240	10,424
Ohio GO	5.000%	8/1/24	700	713
Ohio GO	5.000%	9/1/24	75	76
Ohio GO	5.000%	9/15/24	1,655	1,689
Ohio GO	5.000%	9/15/24	60	61
Ohio GO	5.000%	11/1/24	60	61
Ohio GO	5.000%	6/15/25	660	683
Ohio GO	5.000%	8/1/25	6,215	6,445
Ohio GO	5.000%	8/1/25	9,615	9,971
Ohio GO	5.000%	9/15/25	3,500	3,639
Ohio GO	5.000%	5/1/26	725	764
Ohio GO	5.000%	5/1/26	1,340	1,412
Ohio GO	5.000%	6/15/26	1,015	1,072
Ohio GO	5.000%	8/1/26	6,725	7,126
Ohio GO	5.000%	9/15/26	4,090	4,345
Ohio GO, ETM	5.000%	8/1/24	5	5
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	151
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,566
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	367
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	251
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,264
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	51
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	428
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,049
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,745
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	286
Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	491
Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	7,860	8,005
Ohio Health, Hospital, Nursing Home Revenue VRDO	4.500%	8/1/23	20,800	20,800
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	495
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	927
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	425
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	280	291
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	985
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,146
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	528
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	258
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	559
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	228

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	103
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	441
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/24	1,230	1,258
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	747
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	169
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	746
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	643
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,568
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,661
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,253
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,416
Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,672
Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	959
Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,276
Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,041
Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,233
Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,173
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	708
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	824
Ohio Lease (Appropriation) Revenue VRDO	3.950%	8/2/23	5,500	5,500
Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	9/1/23	5,500	5,500
Ohio State University College & University Revenue	5.000%	12/1/23	335	337
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,230	1,242
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,515	1,557
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,010	1,058
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	96
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	147
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	1,910
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	763
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	18,740	19,377
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	2,001
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	23,840	24,912
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	7,030	7,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	6,980	7,457
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue, Prere	5.000%	12/1/25	2,560	2,663
[1]	Toledo OH GO	5.000%	12/1/27	1,000	1,072
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,603
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,652
	University of Akron College & University Revenue	5.000%	1/1/24	535	538
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	352
[2]	Wright State University College & University Revenue	5.000%	5/1/25	490	503
					650,871
Oklahoma (0.3%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	30
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	304
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,190	1,206
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	520	528
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,760
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,012
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,130	2,128
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,257
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	511
	Oklahoma OK GO	5.000%	3/1/24	490	495
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	245
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	189
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	275
	Oklahoma State University College & University Revenue	5.000%	9/1/25	1,090	1,132
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	506
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,593
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	521
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	177
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	3,955	4,074
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	190
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	216
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,561
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,405	1,448
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	227
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	988
					42,861
Oregon (0.7%)
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	85	86
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	136
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	172
	Deschutes Public Library District GO	4.000%	6/1/24	290	292
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	6,150	6,214
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,115	2,235
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,000	2,114
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	334
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	4,000	4,000
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	517
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,041
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,324
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	40
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	915
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,272
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	340	348
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon GO	5.000%	11/1/23	1,205	1,210
	Oregon GO	5.000%	11/1/23	1,550	1,556
	Oregon GO	5.000%	5/1/24	1,345	1,362
	Oregon GO	5.000%	6/1/24	2,975	3,018
	Oregon GO	4.000%	6/1/25	1,415	1,436
	Oregon GO	5.000%	6/1/25	3,125	3,230
	Oregon GO	5.000%	5/1/26	2,500	2,576
	Oregon GO	5.000%	12/1/27	1,190	1,266
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	1,150	1,188
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	570	601
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,077
[4]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	8/3/23	8,000	8,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Business Development Commission Industrial Revenue (Intel Corporation Poject) PUT	2.400%	8/14/23	4,775	4,772
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	675	684
[4]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/7/23	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/24	25	25
	Oregon State Lottery Revenue	5.000%	4/1/25	1,625	1,645
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,094
	Oregon State Lottery Revenue	5.000%	4/1/26	1,000	1,029
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,000	1,065
	Port of Morrow OR GO	4.000%	6/1/24	160	161
	Port of Morrow OR GO	4.000%	6/1/25	165	166
	Port of Morrow OR GO	4.000%	6/1/26	170	173
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	510	537
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,402
	Portland Community College District GO	5.000%	6/15/27	2,640	2,786
	Portland OR (Public Improvement Projects) GO	5.000%	6/1/24	590	599
	Portland OR (Public Improvement Projects) GO	5.000%	6/1/25	620	641
	Portland OR GO	5.000%	6/1/24	1,790	1,817
	Portland OR GO	5.000%	6/1/25	1,905	1,970
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	40
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,217
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/25	12,400	12,949
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/26	12,395	13,230
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	220	220
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	131
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	135
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	91
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	156
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/26	1,415	1,493
	Washington County OR GO	5.000%	6/1/24	1,110	1,126
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	2,030	1,903
					115,924
Pennsylvania (3.4%)
[4,5]	Abington Pennsylvania School District GO TOB VRDO	4.540%	8/1/23	900	900
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	220	220
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	301
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	488
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	426
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	715
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	165	169
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,533
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.350%	11/15/23	1,600	1,599
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.400%	11/15/24	1,000	995
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.460%	11/15/25	5,190	5,120
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.560%	11/15/26	2,000	1,956
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	11/15/47	90,910	88,816
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,560	1,571
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	302
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	51
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	550	576
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	100
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	267
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	155	157
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	610	614
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	881
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	972
[1]	Altoona PA Sewer GO	5.000%	12/1/23	300	301
[2]	Armstrong School District GO	3.000%	3/15/24	565	563
	Bensalem Township School District GO	3.000%	6/1/24	605	602
	Bensalem Township School District GO	4.000%	6/1/25	575	581
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	1,485	1,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	1,695	1,659
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,465	1,434
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,047
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	500
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	504
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	505
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	530
[2]	Bristol Township School District GO	5.000%	6/1/24	375	380
[2]	Bristol Township School District GO	4.000%	6/1/25	125	126
[2]	Bristol Township School District GO	5.000%	6/1/26	570	598
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	405
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	431
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	447
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	589
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	197
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	246
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	443
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	504
[4]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	4.100%	8/3/23	2,800	2,800
[5]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	8/3/23	2,300	2,300
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,300	1,305
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	327
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	578
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	337
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,219
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	173
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	253
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	387
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	262
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	410	414
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	386
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	500	501
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	226
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	66
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	16,353
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	189
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	175	176
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	545	547
[2]	Connellsville Area School District GO	4.000%	8/15/23	755	755
[2]	Connellsville Area School District GO	4.000%	8/15/24	755	758
[1]	Cornell School District GO	4.000%	9/1/23	525	525
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	120
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	251
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	4.140%	8/3/23	6,260	6,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	237
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	36
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/25	2,250	2,307
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/26	2,405	2,514
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/27	2,000	2,131
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.041%	3/1/57	3,000	2,921
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.380%	3/1/57	13,435	13,267
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	318
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	362
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	124
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	631
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	888
	Easton Area School District GO	4.000%	4/1/24	340	342
[1]	Erie School District GO	5.000%	4/1/24	250	252
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	499
[4]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	4,000	4,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,380	8,763
	Haverford Township School District GO	5.000%	9/1/23	175	175
	Hempfield Township PA GO	4.000%	10/15/23	75	75
	Hempfield Township PA GO	4.000%	10/15/24	100	101
	Hempfield Township PA GO	4.000%	10/15/25	150	153
	Hempfield Township PA GO	4.000%	10/15/26	100	103
[2]	Kiski Area School District GO	5.000%	3/1/24	275	278
[2]	Kiski Area School District GO	5.000%	3/1/25	260	267
[2]	Kiski Area School District GO	5.000%	3/1/26	250	262
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	475	460
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	620	653
	Lancaster County PA GO	4.000%	11/1/23	125	125
[4]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	8/3/23	4,160	4,160
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	150
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	145	145
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	234
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	229
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	310
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	227
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	331
[1]	Lancaster School District GO	5.000%	6/1/24	250	253
	Latrobe IDA College & University Revenue	5.000%	3/1/24	185	185
	Latrobe IDA College & University Revenue	5.000%	3/1/25	250	252
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	505
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	259
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	354
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,149
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,429
	Lower Moreland Township School District GO	5.000%	11/1/23	520	522
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,195
	Lower Moreland Township School District GO	5.000%	11/1/25	520	539
[1]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,733
	Manheim Central School District GO	1.000%	5/1/24	75	73
	Manheim Central School District GO	1.000%	5/1/25	140	132
	Manheim Central School District GO	1.000%	5/1/26	60	55
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,215	1,224
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	263
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,450	2,452
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	630
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	567
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	970
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	321
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	499
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	425
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	380
[1,4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	3,985	3,985
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	6,000	6,000
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	780	766
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	10,270	10,444
[4]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	9,835	9,835
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	822
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	775	797
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	144
[1]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,297
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	204
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	154
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.540%	11/1/24	635	635
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	120
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	527
[2]	Northeastern School District/York County GO	2.000%	9/1/23	170	170
[2]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Norwin School District GO	5.000%	4/1/24	300	303
[1]	Octorara Area School District GO	4.000%	4/1/24	470	472
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	166
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	278
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	265	268
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	263
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	458
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	235	240
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	410
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	546
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	244
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,120	1,167
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	334
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	339
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	516
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	324
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	524
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.350%	11/15/23	1,740	1,741
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.460%	11/15/25	1,750	1,735
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.560%	11/15/26	1,820	1,793
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	11/15/47	28,915	28,413
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,440
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	355
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	179
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	328
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,738
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	4.040%	8/3/23	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,101
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,195
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,370	2,450
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,238
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	165	164
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	331
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	185	187
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	330
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	137
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	108
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,592
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	206
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	331
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	114
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,469
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	197
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,162
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	157
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	227
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	247
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	963
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	90
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	111
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,427
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	502
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,005
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	223
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,511
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	41
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	511
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	976
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	150	154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	774
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	12/1/23	39,025	39,025
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	12/1/23	18,600	18,601
	Pequea Valley School District GO	3.000%	5/15/24	120	119
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	121
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	131
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	143
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	625	635
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	500	508
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/25	500	517
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,490	1,499
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	405
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	569
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	320
[1]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/25	200	208
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,815
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,489
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	881
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	798
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	937
	Philadelphia PA GO	5.000%	8/1/23	60	60
	Philadelphia PA GO	5.000%	8/1/23	215	215
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,675
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	91
	Philadelphia School District GO	5.000%	9/1/23	25	25
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,126
	Philadelphia School District GO	5.000%	9/1/23	3,825	3,828
	Philadelphia School District GO	5.000%	9/1/23	2,130	2,132
	Philadelphia School District GO	5.000%	9/1/24	315	319
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,202
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,014
	Philadelphia School District GO	5.000%	9/1/24	85	86
	Philadelphia School District GO	5.000%	9/1/28	2,252	2,357
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	1,700	1,704
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	902
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,860	1,870
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	6,040	6,074
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	4,035	4,102
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	295
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	335
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	141
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	280
[1,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.510%	9/1/40	18,500	18,500
[1,4]	Pittsburgh Water and Sewer Authority Water Revenue TOB VRDO	4.720%	8/1/23	2,100	2,100
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,694
	School District of Philadelphia GO	5.000%	9/1/27	115	122
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,032
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,492
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	615
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	371
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	111
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	174
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	166
[4]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	8/3/23	5,240	5,240
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	4.450%	8/1/23	15,200	15,200
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	6/1/49	3,620	3,613
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	582
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	804
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	399
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	208
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/24	300	305
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	302
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/25	300	310
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/26	325	342
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/27	375	402
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,575
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	956
	Susquehanna Township School District GO	4.000%	5/15/24	530	532
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	14,110	14,433
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.340%	2/15/24	42,285	42,286
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	156
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	616
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	645	643
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	401
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	134
	York County IDA Industrial Revenue PUT	4.100%	4/3/28	3,375	3,375
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,305
					577,584
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,487	8,150
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	63,848	65,306
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	73,328	77,060
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	20,156	21,537
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	4,895	4,972
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,732
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	535	543
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,595
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,215
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,492
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	610	630
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	465	465
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,145	2,145
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	4,315	4,329
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	3,225	3,285
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	7,015	7,245
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,470
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	15,560	15,008
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,000	854
					223,033
Rhode Island (0.2%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	503
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	514
	Providence RI GO	5.000%	1/15/24	165	166
	Providence RI GO	5.000%	1/15/25	250	255
	Providence RI GO	5.000%	1/15/26	250	259
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,510	4,639
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,014
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	77
[4]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	4.080%	8/3/23	5,000	5,000
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	439
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	130
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	502
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	10
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,968
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/24	1,050	1,064
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/26	635	668
[14]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,000	4,001
[4]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.020%	8/3/23	11,605	11,605
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	135
					33,425
South Carolina (0.9%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/23	25	25
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/25	2,905	2,920
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	50	50
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	100
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	945	965
[4]	Green Ville Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	655	655
	Greenville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	7,682	7,832
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,585
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,110
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,246
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,952
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	351
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	52,780	52,824
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,184
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,195	1,206
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	31,259
[4,5]	South Carolina Jobs-Economic Development Authority Revenue TOB VRDO	4.650%	8/1/23	11,000	11,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	376
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	300	301
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	50	50
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	443
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	1,985
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	193
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,033
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	646
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	258
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	413
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	435
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	330
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	314
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	498
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	531
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	537
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	644
[2,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.100%	8/3/23	3,820	3,820
[2,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.100%	8/3/23	4,500	4,500
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.100%	8/3/23	12,000	12,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	100	101
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	115	116
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	120	123
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	45	46
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	100	101
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	114
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	875	880
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	435	438
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	5,315	5,402
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	105
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	505
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	368
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	670	688
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	591
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	295
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	205
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,068
					159,549
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	749
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	190
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	152
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	497
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	264
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	291
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,560	5,599
	South Dakota State Building Authority Lease (Appropriation) Revenue	5.000%	6/1/26	500	526
					8,268
Tennessee (1.5%)
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	4.050%	8/3/23	11,048	11,048
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	66
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin TN GO	5.000%	6/1/24	1,000	1,015
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	640	647
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	745	763
[5]	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	4.020%	8/3/23	43,300	43,300
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	50
	Knox County TN GO	5.000%	6/1/24	1,540	1,563
	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,650	2,640
	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,750
	Memphis TN GO	5.000%	11/1/23	110	110
	Memphis TN GO	5.000%	4/1/26	2,510	2,584
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,243
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,684
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	734
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	270	270
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	168
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	168
[14]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,500	1,499
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	13,281	13,499
	Metropolitan Government of Nashville & Davidson County TN CP	3.250%	8/10/23	11,750	11,748
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,466
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/25	11,140	11,275
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,553
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	450	466
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/26	500	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Metropolitan Government of Nashville & Davidson County TN Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	3,930	3,930
[4,5]	Metropolitan Government of Nashville & Davidson County TN Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	6,310	6,310
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.500%	8/3/23	6,000	6,000
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.700%	8/16/23	10,000	9,999
[5]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	4.580%	8/1/23	100	100
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,192
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,215
	Rutherford County TN GO	5.000%	4/1/24	1,875	1,897
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	4.050%	8/3/23	12,500	12,500
	Shelby County TN GO	5.000%	4/1/24	7,295	7,374
	Shelby County TN GO	5.000%	4/1/25	7,790	8,014
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	581
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	611
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	771
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	750	785
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,163
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	33,970	34,368
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	1,750	1,730
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	35
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	255
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	30,000	30,904
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,040	5,012
	Tennessee GO	5.000%	11/1/25	2,660	2,776
	Tennessee GO	5.000%	8/1/26	850	882
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	507
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	231
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	267
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	266
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	216
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	2,841
					266,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas (11.3%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	16,311
[7]	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,298
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,337
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,626
	Alamo Community College District GO	5.000%	2/15/26	7,885	8,259
[15]	Aledo Independent School District GO	5.000%	2/15/24	435	439
[15]	Aledo Independent School District GO	5.000%	2/15/24	180	182
[15]	Alief Independent School District GO	5.000%	2/15/26	1,070	1,122
[15]	Alvin TX Independent School District GO	5.000%	2/15/25	685	704
[15]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,273
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	300
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	390	389
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	390
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,250
[7,15]	Arlington Independent School District GO	5.000%	2/15/27	2,250	2,404
	Arlington TX GO	5.000%	8/15/23	1,000	1,001
	Arlington TX GO	5.000%	8/15/23	1,495	1,496
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	226
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	306
[15]	Austin Independent School District GO	5.000%	8/1/23	20,000	20,000
[15]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,781
[15]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,554
[15]	Austin Independent School District GO	5.000%	8/1/26	580	613
[4]	Austin TX Electric Utility Electric Power & Light Revenue TOB VRDO	4.650%	8/1/23	7,710	7,710
	Austin TX GO	5.000%	9/1/23	1,145	1,146
	Austin TX GO	5.000%	9/1/23	990	991
	Austin TX GO	5.000%	11/1/23	1,615	1,622
	Austin TX GO	5.000%	5/1/24	1,615	1,636
	Austin TX GO	5.000%	9/1/24	1,300	1,325
	Austin TX GO	5.000%	9/1/24	1,600	1,630
	Austin TX GO	5.000%	11/1/24	1,670	1,707
	Austin TX GO	5.000%	5/1/25	1,665	1,720
	Austin TX GO	5.000%	9/1/25	1,000	1,037
	Austin TX GO	5.000%	9/1/25	1,160	1,203
	Austin TX GO	5.000%	11/1/25	1,720	1,790
	Austin TX GO	5.000%	5/1/26	1,715	1,803
	Austin TX GO	5.000%	9/1/26	1,160	1,228
	Austin TX GO	5.000%	9/1/27	1,000	1,055
	Austin TX GO, ETM	5.000%	9/1/23	10	10
	Austin TX GO, ETM	5.000%	9/1/24	15	15
	Austin TX GO, ETM	5.000%	9/1/25	10	10
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	95
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	72
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/25	1,000	1,043
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	110
[15]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	504
	Baytown TX GO	5.000%	2/1/24	1,115	1,124
[15]	Beaumont Independent School District GO	5.000%	2/15/25	175	179
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/24	250	254
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	362
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	316
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	457
[15]	Belton Independent School District GO	5.000%	2/15/26	1,500	1,571
[7]	Bexar County Hospital District GO	5.000%	2/15/25	600	615
[7]	Bexar County Hospital District GO	5.000%	2/15/26	625	653
[7]	Bexar County Hospital District GO	5.000%	2/15/27	350	372
	Bexar County TX GO	5.000%	6/15/24	385	391
[15]	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,357
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	195
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	158
[15]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,393
[15]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,510
[15]	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	315
[15]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	509
[15]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	3,932
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,224
[15]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	495
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	775
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	133
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	910
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	9,305	9,413
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,588
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,770	5,556
[15]	Channelview Independent School District GO	5.000%	8/15/24	3,615	3,678
[15]	Clear Creek Independent School District GO	5.000%	2/15/24	530	535
[15]	Clear Creek Independent School District GO	5.000%	2/15/24	950	958
[15]	Clear Creek Independent School District GO	5.000%	2/15/25	580	596
[15]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,489
[15]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,520	2,411
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	325	325
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	390	390
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	474
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	511
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	535	570
[1]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.680%	7/1/31	2,625	2,625
[4,5]	Collin County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.770%	8/1/23	1,100	1,100
	Collin County TX GO	5.000%	2/15/25	1,705	1,753
	Collin County TX GO	5.000%	2/15/26	1,000	1,047
[15]	Comal Independent School District GO	5.000%	2/1/24	2,860	2,883
[15]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,550
[15]	Conroe Independent School District GO	5.000%	2/15/25	2,035	2,092
[15]	Conroe Independent School District GO	5.000%	2/15/25	800	808
	Corpus Christi TX GO	5.000%	3/1/24	920	929
	Corpus Christi TX GO	5.000%	3/1/25	890	915
	Corpus Christi TX GO	5.000%	3/1/25	985	1,012
	Corpus Christi TX GO	5.000%	3/1/26	1,025	1,075
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	335
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	210
[15]	Cotulla TX Independent School District GO	5.000%	2/15/27	1,305	1,395
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	101
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,059
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	125	126
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,495	1,566
[14,15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	8,089
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	11,948
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,010
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	455
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	425	434
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,619
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,032
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,270	2,366
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	26
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	104
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	14,200	14,802
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	23,620	24,622
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,300	2,398
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,160	2,252
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,530	1,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,606
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	191
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,431
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	201
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,081
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,624
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	7,442
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,429
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,819
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	3,625	3,575
[15]	Dallas Independent School District GO	5.000%	8/15/23	905	906
[15]	Dallas Independent School District GO	5.000%	8/15/24	55	56
[15]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,600
[15]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,315
	Dallas TX GO	5.000%	2/15/24	55	55
	Dallas TX GO	5.000%	2/15/24	15,525	15,667
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	507
[15]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,549
[15]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,570	1,654
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,780
	Denton County TX GO	5.000%	7/15/24	1,145	1,164
	Denton County TX GO	5.000%	7/15/25	1,000	1,015
	Denton County TX GO	5.000%	7/15/25	2,365	2,447
	Denton County TX GO	5.000%	7/15/26	1,200	1,266
[15]	Denton Independent School District GO PUT	2.000%	8/1/24	5,580	5,469
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/44	685	675
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/44	1,015	1,001
[15]	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,321
[15]	Denton Independent School District GO, Prere.	4.000%	2/15/25	500	505
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	9,611
[15]	Dickinson Independent School District GO PUT	0.250%	8/1/23	15,440	15,440
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	733
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	700
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	850
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	779
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,292
	Ector County Hospital District GO	5.000%	9/15/24	670	674
	Ector County Hospital District GO	5.000%	9/15/25	500	505
	El Paso TX GO	5.000%	8/15/23	370	370
	El Paso TX GO	5.000%	8/15/23	455	455
	El Paso TX GO	5.000%	8/15/24	155	158
	El Paso TX GO	5.000%	8/15/24	350	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/24	480	488
	El Paso TX GO	5.000%	8/15/24	20	20
	El Paso TX GO	5.000%	8/15/25	960	993
	El Paso TX GO	5.000%	8/15/25	500	517
	El Paso TX GO	5.000%	8/15/25	750	776
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	568
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	172
	Fort Bend County TX GO	5.000%	3/1/24	215	217
	Fort Bend County TX GO	5.000%	3/1/24	725	731
	Fort Bend County TX GO	5.000%	3/1/25	200	205
	Fort Bend County TX GO	5.000%	3/1/25	500	512
	Fort Bend County TX GO	5.000%	3/1/25	400	410
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,105
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	505
[15]	Fort Bend Independent School District GO	5.000%	8/15/24	400	407
[15]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	11,125	11,125
[15]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	16,500	16,235
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,235	3,982
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,566
[15]	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,018
[15]	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,187
[15]	Fort Worth Independent School District GO	5.000%	2/15/26	120	123
	Fort Worth TX GO	5.000%	3/1/24	6,490	6,550
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,187
[15]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,303
[15]	Frisco Independent School District GO	5.000%	8/15/26	1,260	1,316
	Frisco TX GO	5.000%	2/15/25	920	920
[15]	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,711
[15]	Garland Independent School District GO	5.000%	2/15/25	1,955	2,008
[15]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,717
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,870	4,036
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	519
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/26	1,290	1,357
[1,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	4.080%	8/3/23	19,200	19,200
[15]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,830	2,513
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,107
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	53,590	53,666
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	22,000	22,058
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	53,650	53,813
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	9,432
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	225
[2,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	4.100%	8/3/23	2,420	2,420
[2]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,355
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	25
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,253
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,693
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,036
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	985	1,019
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	17,750	18,026
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,490	1,514
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,910	3,974
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,766
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	750	786
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	7,625	7,995
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	9,750	9,750
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	3,750	3,750
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	3,750	3,750
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.550%	12/1/49	1,315	1,317
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.830%	7/1/49	3,795	3,791
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SOFR + 0.730%	4.265%	11/15/46	3,500	3,500
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,135
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,142
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,514
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,560
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	200	203
[5]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.000%	8/2/23	23,785	23,785
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.190%	7/1/31	3,050	3,050
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.680%	7/1/31	1,225	1,225
	Harris County TX GO	5.000%	8/15/23	3,280	3,282
	Harris County TX GO	5.000%	10/1/24	5,640	5,753
	Harris County TX GO	5.000%	10/1/28	3,640	3,756
	Harris County TX Highway Revenue	5.000%	8/15/23	130	130
	Harris County TX Highway Revenue	5.000%	8/15/24	295	300
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	102
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	730	740
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,400	3,857
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,190	1,205
[4]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	110	104
	Hidalgo County TX GO	5.000%	8/15/25	570	590
	Hidalgo County TX GO	5.000%	8/15/26	500	528
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,344
	Houston Community College System GO	5.000%	2/15/24	1,720	1,736
	Houston Community College System GO	5.000%	2/15/25	1,855	1,904
	Houston Community College System GO	5.000%	2/15/25	6,535	6,707
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,563
[15]	Houston Independent School District GO	5.000%	2/15/24	355	358
[15]	Houston Independent School District GO	5.000%	2/15/24	115	116
[15]	Houston Independent School District GO	5.000%	2/15/26	1,770	1,857
[14,15]	Houston Independent School District GO PUT	3.000%	6/1/24	6,335	6,305
[15]	Houston Independent School District GO PUT	3.500%	6/1/25	6,000	6,006
[15]	Houston Independent School District GO PUT	4.000%	6/1/25	3,445	3,479
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	645	654
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	3,015	3,052
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	230
	Houston TX GO	5.000%	3/1/24	165	167
	Houston TX GO	5.000%	3/1/26	10,455	10,895
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	280	280
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	141
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	143
[15]	Irving Independent School District GO	5.000%	2/15/24	1,975	1,992
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/25	1,000	1,035
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	717
[15]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	6,863
[15]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	180	183
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Katy Independent School District GO	5.000%	2/15/24	115	115
	Kaufman County TX GO	5.000%	2/15/24	215	217
	Kaufman County TX GO	5.000%	2/15/24	120	121
[15]	Klein Independent School District GO	5.000%	2/1/24	1,000	1,009
[15]	Klein Independent School District GO	5.000%	8/1/24	40	41
[15]	La Joya Independent School District GO	5.000%	2/15/24	2,765	2,788
[15]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,097
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	265	266
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	536
[15]	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,693
[15]	Laredo Independent School District GO	5.000%	8/1/25	1,185	1,227
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,627
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	118
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	371
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,459
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	51,355	13,287
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	11,270	3,101
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/43	9,487	9,673
[15]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	1,939
[15]	Lewisville Independent School District GO	5.000%	8/15/25	7,580	7,861
[15]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,311
[15]	Lewisville Independent School District GO	5.000%	8/15/26	4,500	4,762
[15]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,702
	Lewisville TX GO	5.000%	2/15/26	3,595	3,764
[15]	Little Elm Independent School District GO	5.000%	8/15/23	950	951
[15]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,018
[15]	Little Elm Independent School District GO PUT	0.680%	8/15/25	835	792
	Lone Star College System GO	5.000%	2/15/24	300	303
	Lone Star College System GO	5.000%	2/15/25	1,025	1,052
	Lone Star College System GO	5.000%	2/15/25	10,000	10,266
[15]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	400
[15]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	565
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,550
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,160
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,100	1,114
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,279
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	905	951
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	1,300	1,362
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	16,550	17,693
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	545	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	310	314
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	500	507
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,785	1,808
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	40	41
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	120	124
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	920	949
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	425	438
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,015	2,079
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,550	1,599
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	2,000	2,096
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,470	1,570
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	4.100%	8/3/23	13,600	13,600
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,586
	Lubbock TX GO	5.000%	2/15/24	1,000	1,009
	Lubbock TX GO	5.000%	2/15/25	1,170	1,202
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	670
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	538
	Mainland College GO	5.000%	8/15/23	500	500
	Mainland College GO	5.000%	8/15/24	275	280
	Mansfield TX GO	5.000%	2/15/25	1,000	1,027
[15]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,037
	McKinney TX GO	5.000%	8/15/24	225	229
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	393
[1]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	675
[15]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,035
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	271
	Midland County Hospital District GO	5.000%	5/15/25	365	376
	Midland County Hospital District GO	5.000%	5/15/26	820	860
	Midland TX GO	5.000%	3/1/24	1,685	1,701
[15]	Midlothian Independent School District GO	5.000%	2/15/24	500	504
[15]	Midlothian Independent School District GO	5.000%	2/15/25	365	375
[15]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,127
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	170	167
[15]	Midway Independent School District GO	5.000%	8/15/23	325	325
[15]	Nederland Independent School District GO	5.000%	8/15/24	95	97
[15]	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,016
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,279
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,094
	New Braunfels TX Utility System Revenue CP	3.650%	8/8/23	7,500	7,499
[15]	New Caney Independent School District GO	5.000%	2/15/24	100	101
[15]	New Caney Independent School District GO PUT	1.250%	8/15/24	10,515	10,230
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	633
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,903
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,655
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,090	1,163
[15]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	100
[15]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	106
[15]	North East TX Independent School District GO	5.000%	8/1/23	500	500
[15]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,041
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,424
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	2,180	2,229
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	702
[2,4]	North FT Bend Water Authority Water Revenue TOB VRDO	4.090%	8/3/23	2,305	2,305
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,071
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,162
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	2,300	2,382
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	191
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,585
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	140	140
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	110	110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	448
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,282
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,000	5,116
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,735	1,775
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	496
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,150	2,163
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,750	1,826
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,038
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,840	1,852
[11]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	430	447
[15]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,332
[15]	Northside Independent School District GO PUT	2.750%	8/1/23	18,540	18,540
[15]	Northside Independent School District GO PUT	1.600%	8/1/24	21,700	21,132
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	22,860	21,609
[15]	Northside Independent School District GO PUT	2.000%	6/1/27	1,580	1,488
[15]	Northside Independent School District PUT GO	3.000%	8/1/26	26,125	25,670
[15]	Northwest Independent School District GO	5.000%	2/15/24	105	106
[15]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,675	18,197
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	210	213
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	105	107
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	225	229
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,998
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/28	4,765	4,929
[15]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	5,045	5,042
[15]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/24	975	984
	Pflugerville TX GO	5.000%	8/1/23	400	400
	Pflugerville TX GO	5.000%	8/1/23	650	650
	Pflugerville TX GO	5.000%	8/1/24	765	778
	Pflugerville TX GO	5.000%	8/1/24	600	610
	Pflugerville TX GO	5.000%	8/1/25	390	404
	Pflugerville TX GO	5.000%	8/1/25	620	642
	Pflugerville TX GO	5.000%	8/1/28	1,000	1,096
[15]	Plano Independent School District GO	5.000%	2/15/24	65	66
	Plano TX GO	4.000%	9/1/25	2,220	2,259
[15]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/25	150	154
[15]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,947
[15]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	6,826
[15]	Prosper Independent School District GO	5.000%	2/15/26	945	990
	Prosper Independent School District GO PUT	2.000%	8/15/23	6,885	6,880
[15]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,410	7,284
[7,15]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	2,025
[15]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,898
[15]	Richardson Independent School District GO	5.000%	2/15/27	1,065	1,116
[15]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	816
[15]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	560
	Rockland County TX GO	5.000%	2/1/24	425	428
[15]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	425	436
[15]	Round Rock Independent School District GO	5.000%	8/1/23	100	100
[15]	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,620
[15]	Round Rock Independent School District GO	5.000%	8/1/24	325	331
[15]	Round Rock Independent School District GO	5.000%	8/1/25	500	518
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,117
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/25	1,000	1,026
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,044
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,065
	San Angelo TX GO	2.000%	2/15/24	5,335	5,277
	San Angelo TX GO	2.000%	2/15/25	2,720	2,646
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,350	2,357
[15]	San Antonio Independent School District GO	5.000%	8/15/26	1,000	1,034
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/25	2,585	2,674
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/26	3,875	4,081
	San Antonio TX CP	3.200%	8/3/23	7,500	7,498
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	126
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,102
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	125	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,091
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	272
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	260	278
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	14,132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,810	13,404
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	10,845	10,170
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,460
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	9,855	9,836
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	119
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.850%	2/1/48	42,500	42,502
	San Antonio TX GO	5.000%	8/1/23	9,035	9,035
	San Antonio TX GO	5.000%	2/1/24	210	212
	San Antonio TX GO	5.000%	2/1/26	590	606
[15]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,420
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	452
	San Antonio Water System Water Revenue	5.000%	5/15/25	495	496
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	26,180	25,895
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,730	10,389
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.630%	5/1/44	59,395	59,291
	San Patricio County TX GO	5.000%	4/1/24	100	101
	San Patricio County TX GO	5.000%	4/1/25	100	103
	San Patricio County TX GO	5.000%	4/1/26	150	157
	San Patricio County TX GO	5.000%	4/1/27	135	144
[15]	Sherman Independent School District GO PUT	2.000%	8/1/23	690	690
[15]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	215	215
[15]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	355	355
[15]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	250
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/23	290	290
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	125	127
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	156
[15]	Southwest Independent School District GO	5.000%	2/1/24	100	101
[7,15]	Southwest Independent School District GO	5.000%	2/1/26	1,000	1,046
[7,15]	Southwest Independent School District GO	5.000%	2/1/27	1,000	1,067
[15]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	6,985
[15]	Spring Independent School District GO	5.000%	8/15/23	680	680
[15]	Spring Independent School District GO	5.000%	8/15/24	605	616
[15]	Spring Independent School District GO	5.000%	8/15/25	500	519
[15]	Spring Independent School District GO	5.000%	8/15/26	500	529
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,232
	Tarrant County College District GO	5.000%	8/15/25	1,050	1,089
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	151
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	801
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	706
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	325
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,000	6,221
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.720%	8/3/23	4,775	4,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	200	200
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	325	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	100	100
[3,4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	8/1/50	60,625	60,613
	Tarrant County Hospital District GO	5.000%	8/15/24	850	865
	Tarrant County Hospital District GO	5.000%	8/15/25	425	440
[4]	Tarrant County Hospital District GO TOB VRDO	4.050%	8/3/23	3,545	3,545
[5]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.040%	8/3/23	5,445	5,445
	Tarrant County TX GO	5.000%	7/15/24	250	254
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	140	141
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	360
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	468
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	958
	Texas A&M University College & University Revenue	5.000%	5/15/24	410	416
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,394
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	172
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,627
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,581
[15]	Texas City TX Independent School District GO	5.000%	8/15/23	595	595
[15]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,022
	Texas GO	5.000%	10/1/23	205	206
	Texas GO	5.000%	10/1/23	100	100
	Texas GO	5.000%	10/1/23	95	95
	Texas GO	5.000%	4/1/24	100	101
	Texas GO	5.000%	4/1/24	50	51
	Texas GO	5.000%	10/1/24	110	112
	Texas GO	5.000%	10/1/24	35	36
	Texas GO	5.000%	4/1/25	6,600	6,683
	Texas GO	5.000%	8/1/25	5,040	5,223
	Texas GO	5.000%	10/1/25	7,230	7,304
	Texas GO	5.000%	10/1/25	6,235	6,348
	Texas GO	5.000%	10/1/25	1,000	1,040
	Texas GO	5.000%	10/1/25	1,635	1,700
	Texas GO	5.000%	10/1/25	590	613
	Texas GO	5.000%	4/1/26	1,600	1,617
	Texas GO	5.000%	4/1/26	2,200	2,312
	Texas GO	4.000%	8/1/26	1,050	1,064
	Texas GO VRDO	4.050%	8/2/23	8,680	8,680
	Texas GO VRDO	4.050%	8/2/23	22,390	22,390
	Texas GO VRDO	4.050%	8/2/23	5,280	5,280
	Texas GO VRDO	4.050%	8/2/23	4,105	4,105
[5]	Texas GO VRDO	4.050%	8/2/23	96,960	96,960
	Texas GO VRDO	4.050%	8/2/23	10,000	10,000
	Texas GO, Prere.	5.000%	4/1/24	60	61
	Texas GO, Prere.	5.000%	4/1/24	55	56
	Texas GO, Prere.	5.000%	4/1/24	250	253
	Texas GO, Prere.	5.000%	4/1/24	120	121
	Texas GO, Prere.	5.000%	10/1/24	85	87
	Texas GO, Prere.	5.000%	10/1/24	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	500	502
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	980	1,018
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	4,170	4,180
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	3,350	3,375
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	2,993
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,357
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	1,725	1,756
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,465	1,499
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	176
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	665	671
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	253
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	491
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	267
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	653
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,051
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,503
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,202
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,300	1,291
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	645
[1,4]	Texas State Technical College & University Revenue TOB VRDO	4.180%	8/7/23	6,840	6,840
	Texas State University System College & University Revenue	5.000%	3/15/26	870	878
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	24,910
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	51
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	145	147
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,380	2,474
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,234
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,002
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,638
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,022
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	51
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,545
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	901
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,088
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,770
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,700	1,789
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,059
	Texas Water Development Board Water Revenue	5.000%	8/1/26	2,475	2,622
	Texas Water Development Board Water Revenue	5.000%	10/15/26	1,500	1,596
[15]	Texas Water Development Board Water Revenue PUT	2.750%	8/15/25	1,300	1,298
[15]	Tomball Independent School District GO PUT	0.450%	8/15/23	5,020	5,013
[15]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,252
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,496
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,502
	Travis County TX GO	5.000%	3/1/27	3,000	3,078
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,038
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,670
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,698
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	3,905	4,044
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	90
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
[15]	United TX Independent School District GO	5.000%	8/15/23	3,415	3,417
[15]	United TX Independent School District GO	5.000%	8/15/24	435	443
[15]	United TX Independent School District GO, Prere.	4.000%	8/15/23	100	100
	University of Houston College & University Revenue	5.000%	2/15/26	1,300	1,362
	University of North Texas System College & University Revenue	5.000%	4/15/26	1,000	1,048
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,076
	University of Texas System College & University Revenue	5.000%	8/15/23	210	210
	University of Texas System College & University Revenue	5.375%	8/15/23	140	140
	University of Texas System College & University Revenue	5.000%	8/15/24	705	717
	University of Texas System College & University Revenue	5.000%	8/15/24	340	346
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,101
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	583
[2,4]	Waller Independent School District Waller and Harris Counties Texas GO TOB VRDO	4.690%	8/1/23	5,300	5,300
[15]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,003
[15]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	658
[15]	Willis Independent School District GO	2.000%	2/15/24	325	322
[15]	Willis Independent School District GO	4.000%	2/15/25	400	405
[15]	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,227
[15]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,615
[15]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,234
[15]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,572
					1,936,580
Utah (0.3%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,721
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,021
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	676
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,034
	University of Utah College & University Revenue	5.000%	8/1/24	705	717
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	10,925	11,471
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	3,435	3,460
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	14,170	14,367
	Utah GO	5.000%	7/1/24	25	25
	Utah GO	5.000%	7/1/24	50	51
	Utah GO	5.000%	7/1/24	2,500	2,540
	Utah GO	5.000%	7/1/24	20	20
	Utah GO	5.000%	7/1/25	3,000	3,106
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	2,135	2,133
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	227
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,016
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	514
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	637
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	117
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	263
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	655	677
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,365	1,411
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	672
					50,876
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	331
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	595	605
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	627
					2,032
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	405	410
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	1,005	1,017
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,510	1,526
					2,953
Virginia (1.3%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	397
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	897
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	266
	Arlington County Industrial Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	3,006
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,785	66,955
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,160	1,153
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	132
	Fairfax County Economic Development Authority Special Tax Revenue	5.000%	4/1/25	1,915	1,973
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/25	1,175	1,212
	Fairfax County VA GO	5.000%	10/1/23	100	100
	Fairfax County VA GO	5.000%	4/1/24	50	51
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,766
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,417
	Fairfax County VA GO	4.000%	10/1/26	5,000	5,173
	Fairfax County VA GO, Prere.	4.000%	10/1/24	3,235	3,266
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,715
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,009
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	2,040	1,988
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	56
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	35,980	37,971
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	688
	Harrisonburg VA GO	5.000%	7/15/24	3,790	3,854
	Henrico County VA Water & Sewer County Water Revenue, Prere.	5.000%	5/1/26	6,570	6,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	2,000	2,109
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	605	604
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	427
	Loudoun County VA GO	5.000%	12/1/24	11,030	11,297
	Loudoun County VA GO	5.000%	12/1/25	6,965	7,270
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	3,737
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,767
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	867
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	661
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	433
	Newport News VA GO	5.000%	7/15/24	40	41
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	70	70
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	825	823
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	743
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,981
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,560
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	20
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	13,500	13,857
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,054
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	1,788
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	326
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	434
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	2,873
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	157
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/26	1,725	1,820
	Virginia Commonwealth Transportation Board Appropriations Revenue GAN	5.000%	3/15/26	1,340	1,409
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	160	160
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	127
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,040	3,129
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	150
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	195	195
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	92
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	203
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	180	180
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	356
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	2,842
	Virginia Resources Authority Lease Revenue	5.000%	11/1/26	2,290	2,378
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,872
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	446
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	215
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	221
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	327
[4,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.200%	8/3/23	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,410
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,120	2,107
					230,067
Washington (3.1%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	30,000	30,639
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,890	5,100
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	12,720	13,265
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	55,665	56,851
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.180%	11/1/45	5,305	5,186
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	11/1/45	35,775	35,779
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,514
	Discovery Clean Water Alliance Sewer Revenue	5.000%	12/1/25	1,475	1,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	185	186
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	127
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	386
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,295	4,361
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	46
	Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/26	700	740
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,485	3,636
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,620	14,549
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	14,832
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	208
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	139
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	133
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	74
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County School District No. 403 Renton GO	5.000%	12/1/24	2,000	2,048
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,865
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	40
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	96
	King County School District No. 411 Issaquah GO	5.000%	12/1/25	1,500	1,565
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	3,000	3,197
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	852
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,041
	King County WA GO	5.000%	12/1/24	1,095	1,121
	King County WA GO	5.000%	12/1/25	1,000	1,005
	King County WA GO	5.000%	12/1/27	1,200	1,251
	King County WA Sewer Revenue	5.000%	7/1/24	70	71
	King County WA Sewer Revenue PUT	0.625%	1/1/24	8,130	8,006
	King County WA Sewer Revenue PUT	0.875%	1/1/26	955	891
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.210%	1/1/40	32,000	31,220
	Kirkland WA GO	5.000%	12/1/23	640	644
	Kirkland WA GO	5.000%	12/1/24	670	686
	Kirkland WA GO	5.000%	12/1/25	700	732
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	41
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,131
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,435
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	5,000	5,218
	Port of Seattle WA GO	5.000%	1/1/24	350	353
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	3,970
[4]	Seattle WA Drain and Wastewater Sewer Revenue TOB VRDO	3.890%	8/1/23	32,740	32,740
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/28	1,000	1,042
	Seattle WA GO	5.000%	8/1/24	100	102
	Seattle WA GO	5.000%	11/1/24	2,200	2,250
	Seattle WA GO	5.000%	12/1/25	5,035	5,258
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	65
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	87
[3]	Seattle WA Municipal Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.470%	11/1/46	5,280	5,281
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	177
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.230%	5/1/45	8,650	8,508
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.470%	11/1/46	3,500	3,501
	Seattle WA Water System Water Revenue	5.000%	8/1/25	1,470	1,524
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	1,959
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,150
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,561
	University of Washington College & University Revenue PUT	4.000%	8/1/27	10,875	11,152
	Washington GO	5.000%	8/1/23	15	15
	Washington GO	5.000%	8/1/23	300	300
	Washington GO	5.000%	1/1/24	3,800	3,825
	Washington GO	5.000%	1/1/24	4,655	4,685
	Washington GO	5.000%	6/1/24	1,625	1,648
	Washington GO	5.000%	7/1/24	45	46
	Washington GO	5.000%	7/1/24	15,220	15,456
	Washington GO	5.000%	7/1/24	1,000	1,000
	Washington GO	5.000%	7/1/24	20,000	20,310
	Washington GO	5.000%	8/1/24	550	550
	Washington GO	5.000%	8/1/24	40	41
	Washington GO	5.000%	8/1/24	50	51
	Washington GO	5.000%	8/1/24	45	46
	Washington GO	5.000%	7/1/25	565	565
	Washington GO	5.000%	7/1/25	30,000	31,077
	Washington GO	5.000%	8/1/25	1,230	1,276
	Washington GO	5.000%	2/1/26	1,500	1,500
	Washington GO	5.000%	2/1/26	1,065	1,115
	Washington GO	4.000%	7/1/26	36,890	37,941
	Washington GO	4.000%	7/1/26	1,000	1,028
	Washington GO	5.000%	7/1/26	10,000	10,568
	Washington GO	5.000%	7/1/26	14,965	15,815
	Washington GO	5.000%	8/1/26	500	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	2/1/27	1,000	1,046
	Washington GO	5.000%	2/1/28	3,000	3,076
	Washington GO	4.000%	2/1/35	3,335	3,335
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	250	250
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,010	1,011
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	125
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	152
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,960
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	231
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	415
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,210	7,246
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,250	1,287
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.380%	1/1/35	4,655	4,656
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,235
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	491
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	670	637
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	1,525	1,615
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.530%	12/1/48	5,000	4,999
	Washington State University College & University Revenue	5.000%	10/1/23	350	351
[2]	Western Washington University College & University Revenue	4.000%	4/1/24	250	251
					539,212
West Virginia (0.2%)
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	138
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,450	1,440
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,220	10,081
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,850	3,509
	West Virginia GO	5.000%	6/1/24	615	624
	West Virginia GO	5.000%	12/1/24	645	661
	West Virginia GO	5.000%	6/1/25	1,275	1,317
	West Virginia GO	5.000%	12/1/25	1,335	1,393
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,885	1,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.720%	8/1/23	4,105	4,105
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	5,765	5,765
					30,933
Wisconsin (2.0%)
[1]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,028
	Cameron School District Miscellaneous Revenue BAN	4.500%	12/12/23	3,050	3,054
	Eau Claire County WI GO	5.000%	9/1/23	370	370
	Eau Claire County WI GO	5.000%	9/1/24	395	403
[4]	Gibraltar Area School District Miscellaneous Revenue BAN	4.500%	11/15/23	14,900	14,910
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,011
	Hudson School District Revenue BAN	4.500%	12/5/23	14,500	14,514
	Madison WI GO	3.000%	10/1/23	8,040	8,032
	Madison WI GO	4.000%	10/1/24	7,100	7,170
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/25	1,445	1,503
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/26	1,925	2,046
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,106
[1]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,217
[1]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,368
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,169
[2]	Milwaukee WI GO	5.000%	4/1/25	2,585	2,638
[1]	Milwaukee WI GO	5.000%	4/1/25	3,360	3,429
	Milwaukee WI GO	5.000%	4/1/25	3,045	3,097
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,361
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,031
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,650
[1]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,503
[2]	Milwaukee WI GO	5.000%	4/1/26	2,600	2,700
[1]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,404
[2]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,384
[1]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,411
[2]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,414
[1]	Monroe School District GO	5.000%	3/1/27	160	170
[1]	Monroe School District GO	5.000%	3/1/28	250	270
[4]	Necedah Area School District Miscellaneous Revenue BAN	4.500%	3/1/24	3,500	3,502
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,712
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	236
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	424
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	246
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	431
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/25	600	616
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,010	11,929
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	276
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	655	660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	549
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	469
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	285
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	458
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,368
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	2,600	2,554
	Rosendale-Brandon School District Revenue BAN, Prere.	4.500%	9/20/23	13,350	13,369
	Sauk Prairie School District GO	5.000%	3/1/24	200	202
	Valders Area School District Revenue BAN	4.500%	11/25/23	4,950	4,953
	Waukesha WI GO	5.000%	10/1/23	185	185
	Waukesha WI GO	2.000%	10/1/24	900	880
	Waukesha WI GO	2.000%	10/1/25	1,335	1,272
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,688
	Winneconne Community School District GO BAN	4.500%	11/24/23	11,500	11,507
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/24	40	41
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	51
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	375	381
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	1,180	1,199
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	661
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	152
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/26	915	944
	Wisconsin GO	5.000%	5/1/24	65	66
	Wisconsin GO	5.000%	5/1/24	13,300	13,470
	Wisconsin GO	5.000%	11/1/24	205	210
	Wisconsin GO	4.000%	5/1/25	100	101
	Wisconsin GO	5.000%	5/1/25	295	302
	Wisconsin GO	5.000%	5/1/27	4,320	4,463
	Wisconsin GO	5.000%	11/1/27	1,225	1,320
[3]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.400%	5/1/25	5,555	5,542
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	336
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,115
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (St. John's Communities Inc. Project), Prere.	5.000%	9/15/23	1,000	1,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,335	3,389
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	545	557
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,660	9,747
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,359
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,635	1,706
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	5,320	5,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,785	2,907
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.380%	8/1/23	12,800	12,800
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	6,375	6,375
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	5,000	5,000
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.030%	8/2/23	88	88
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.160%	8/15/54	6,280	6,095
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.630%	8/15/54	2,950	2,950
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	42,000	42,016
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,190	1,177
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,820	1,762
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,500	1,421
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.130%	12/2/24	4,020	3,998
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,280
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	10,310	10,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	4.180%	8/3/23	6,000	6,000
[4]	Yorkville Joint No. 2 School District Miscellaneous Revenue BAN	4.500%	12/6/23	6,050	6,053
					346,427
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	772
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	760
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	221
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	182
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	107
					2,042
Total Tax-Exempt Municipal Bonds (Cost $17,390,806)					17,145,411

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[19]	Vanguard Municipal Cash Management Fund (Cost $210,284)	4.050%	2,102,832	210,304
Total Investments (100.8%) (Cost $17,601,090)				17,355,715
Other Assets and Liabilities—Net (-0.8%)				(142,681)
Net Assets (100%)				17,213,034
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $2,857,233,000, representing 16.6% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
8	Securities with a value of $5,398,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Step bond.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	3,762	763,804	(7,819)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(2,739)	(292,581)	5,317
				(2,502)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,145,411	—	17,145,411
Temporary Cash Investments	210,304	—	—	210,304
Total	210,304	17,145,411	—	17,355,715
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,317	—	—	5,317
Liabilities
Futures Contracts[1]	7,819	—	—	7,819
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.